                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-07548

Morgan Stanley Global Dividend Growth Securities
               (Exact name of registrant as specified in charter)

1221 Avenue of the Americas, New York, New York 10020
      (Address of principal executive offices)                 (Zip code)

Ronald E. Robison
1221 Avenue of the Americas, New York, New York 10020
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: March 31, 2006

Date of reporting period: March 31, 2006

Item 1 - Report to Shareholders

WELCOME, SHAREHOLDER:

IN THIS REPORT, YOU'LL LEARN ABOUT HOW YOUR INVESTMENT IN MORGAN STANLEY GLOBAL DIVIDEND GROWTH SECURITIES PERFORMED DURING THE ANNUAL PERIOD. WE WILL PROVIDE AN OVERVIEW OF THE MARKET CONDITIONS, AND DISCUSS SOME OF THE FACTORS THAT AFFECTED PERFORMANCE DURING THE REPORTING PERIOD. IN ADDITION, THIS REPORT INCLUDES THE FUND'S FINANCIAL STATEMENTS AND A LIST OF FUND INVESTMENTS.

THIS MATERIAL MUST BE PRECEDED OR ACCOMPANIED BY A PROSPECTUS FOR THE FUND BEING OFFERED.

MARKET FORECASTS PROVIDED IN THIS REPORT MAY NOT NECESSARILY COME TO PASS. THERE IS NO ASSURANCE THAT THE FUND WILL ACHIEVE ITS INVESTMENT OBJECTIVE. THE FUND IS SUBJECT TO MARKET RISK, WHICH IS THE POSSIBILITY THAT MARKET VALUES OF SECURITIES OWNED BY THE FUND WILL DECLINE AND, THEREFORE, THE VALUE OF THE FUND'S SHARES MAY BE LESS THAN WHAT YOU PAID FOR THEM. ACCORDINGLY, YOU CAN LOSE MONEY INVESTING IN THIS FUND. PLEASE SEE THE PROSPECTUS FOR MORE COMPLETE INFORMATION ON INVESTMENT RISKS.

FUND REPORT
For the year ended March 31, 2006

TOTAL RETURN FOR THE 12 MONTHS ENDED MARCH 31, 2006

                                                  MORGAN
                                                 STANLEY          LIPPER
                                                 CAPITAL          GLOBAL
                                           INTERNATIONAL       LARGE-CAP
                                                  (MSCI)           VALUE
                                                   WORLD           FUNDS
 CLASS A    CLASS B    CLASS C    CLASS D       INDEX(1)      AVERAGE(2)
  12.07%     12.10%     11.25%     12.33%         18.03%          16.33%

THE PERFORMANCE OF THE FUND'S FOUR SHARE CLASSES VARIES BECAUSE EACH HAS DIFFERENT EXPENSES. THE FUND'S TOTAL RETURNS ASSUME THE REINVESTMENT OF ALL DISTRIBUTIONS BUT DO NOT REFLECT THE DEDUCTION OF ANY APPLICABLE SALES CHARGES. SUCH COSTS WOULD LOWER PERFORMANCE. SEE PERFORMANCE SUMMARY FOR STANDARDIZED PERFORMANCE AND BENCHMARK INFORMATION.

BECAUSE CLASS B SHARES INCURRED LOWER EXPENSES UNDER THE 12b-1 PLAN THAN DID CLASS A SHARES FOR THE FISCAL PERIOD ENDED MARCH 31, 2006, THE TOTAL OPERATING EXPENSE RATIO FOR CLASS B SHARES WAS LOWER AND, AS A RESULT, THE PERFORMANCE OF CLASS B SHARES WAS HIGHER THAN THAT OF THE CLASS A SHARES. THERE CAN BE NO ASSURANCE THAT THIS WILL CONTINUE TO OCCUR IN THE FUTURE AS THE MAXIMUM FEES PAYABLE BY CLASS B SHARES UNDER THE 12b-1 PLAN ARE HIGHER THAN THOSE PAYABLE BY CLASS A SHARES.

MARKET CONDITIONS

Global stock market performance during the 12-month period ended March 31, 2006, continued to reflect investors' general optimism about the world economy. Natural disasters, high energy prices, rising interest rates and growing inflationary pressures roiled the markets at times. But, on the whole, global markets advanced with strength. The U.S. economy continued to grow moderately with tame inflation, providing support for a rising equity market. In an environment of high energy prices and rising interest rates, concerns about a slowdown in consumer spending contributed to pockets of market turbulence; yet, consumer trends remained resilient for longer than expected. Generally, corporate earnings continued to be robust, and an increase in corporate activities such as merger and acquisitions, stock buybacks and dividend increases further buoyed investor confidence.

In Europe, economic activity increased, after a period of lackluster conditions. The step up in growth was sufficient to prompt the European Central Bank to raise interest rates in order to reign in inflationary pressures. Export demand, especially from Eastern Europe, Asia and the United States, continued to be robust. U.K. consumer trends, which had languished as the real estate market cooled, showed signs of stabilization. Germany's market began to improve, due to more upbeat economic news and improved sentiment about the long-term potential of a newly elected presidential administration.

Japan performed very well on expectations that its economy may finally be turning a corner. During the reporting period, consumer spending recovered and consumer confidence registered a 15-year high. Prime Minister Koizumi's reelection and his postal reform bill buoyed investor confidence, attracting both domestic and foreign investors to Japan's equity market with renewed vigor.

PERFORMANCE ANALYSIS

Morgan Stanley Global Dividend Growth Securities underperformed the Morgan Stanley Capital International (MSCI) World Index and the Lipper Global Large-Cap Value Funds Average for the 12 months ended March 31, 2006, assuming no deduction of applicable sales charges.

The largest detractor from performance relative to the MSCI World Index was stock selection and an overweight in the telecommunication services sector. The sector continued to struggle amid concerns about free cash flow utilization and the degree to which capital expenditures will exceed current expectations. Additionally, in the U.S., an increasingly competitive environment has led to an erosion of existing telecom providers' franchises, due to the availability of cable telephony and substitution of wireless for traditional fixed access lines. Moreover, such competitors include cable and broadband suppliers that do not suffer from the expensive maintenance and pension costs of a legacy franchise. However, given the free cash flow yields that underpin the stocks, we believe the market is overly discounting these risks.

Stock selection and a significant underweight in the energy sector also dampened the Fund's relative results. Despite achieving solid returns on an absolute basis, the Fund's integrated oil holdings have lagged relative to other companies in the sector such as exploration and service companies, which are more highly geared to the price of oil. Nonetheless, the Fund's energy positions are attractively valued by our measures and therefore may be poised to weather volatility over the long term, particularly as valuations in the sector normalize.

In the financials sector, selection and an underweight hampered relative performance. Specifically, holdings in the diversified financials and insurance industries and a lack of exposure to real estate companies took a toll on returns.

Conversely, other positions were beneficial to the Fund's relative results during the period. Stock selection in the industrials and capital goods sectors proved advantageous. Our picks in consumer staples also drove gains, as holdings in the food, beverage and tobacco group posted strong returns. However, the positive contribution of individual holdings was offset by the negative influence of a sector overweight. As the prospects for the U.S. and global economies brightened, investors shifted out of consumer staples and other more "defensive" areas of the market into more economically sensitive sectors. Nonetheless, we remained committed to our long-term perspective. In our view, the values of the Fund's consumer staples holdings continued to be underpinned by significant free cash flow yields, which we believe merits their inclusion in the portfolio.

THERE IS NO GUARANTEE THAT ANY SECTORS MENTIONED WILL CONTINUE TO PERFORM AS DISCUSSED HEREIN OR THAT SECURITIES IN SUCH SECTORS WILL BE HELD BY THE FUND IN THE FUTURE.

TOP 10 HOLDINGS

Citigroup, Inc.                                                            4.0%
Boeing Co.                                                                 3.0
Tyco International Ltd.                                                    2.8
GlaxoSmithKline PLC                                                        2.7
Cadbury Schweppes PLC                                                      2.3
International Business Machines Corp.                                      2.2
Wyeth                                                                      2.2
Royal Dutch Shell PLC (ADR) (Class A)                                      2.2
Schering-Plough Corp.                                                      2.1
Altria Group, Inc.                                                         2.1

TOP FIVE COUNTRIES

United States                                                             35.6%
United Kingdom                                                            20.0
Japan                                                                      8.5
France                                                                     7.1
Netherlands                                                                5.1

DATA AS OF MARCH 31, 2006. SUBJECT TO CHANGE DAILY. ALL PERCENTAGES FOR TOP 10 HOLDINGS AND TOP FIVE COUNTRIES ARE AS A PERCENTAGE OF NET ASSETS. THESE DATA ARE PROVIDED FOR INFORMATIONAL PURPOSES ONLY AND SHOULD NOT BE DEEMED A RECOMMENDATION TO BUY OR SELL THE SECURITIES MENTIONED. MORGAN STANLEY IS A FULL-SERVICE SECURITIES FIRM ENGAGED IN SECURITIES TRADING AND BROKERAGE ACTIVITIES, INVESTMENT BANKING, RESEARCH AND ANALYSIS, FINANCING AND FINANCIAL ADVISORY SERVICES.

INVESTMENT STRATEGY

THE FUND WILL NORMALLY INVEST AT LEAST 80 PERCENT OF ITS ASSETS IN DIVIDEND PAYING EQUITY SECURITIES OF COMPANIES LOCATED IN VARIOUS COUNTRIES AROUND THE WORLD. THE FUND'S "SUB-ADVISER," MORGAN STANLEY INVESTMENT MANAGEMENT LIMITED, SEEKS INVESTMENTS PRIMARILY IN COMMON STOCKS (INCLUDING DEPOSITARY RECEIPTS) OF COMPANIES WITH A RECORD OF PAYING DIVIDENDS AND POTENTIAL FOR INCREASING DIVIDENDS. THE FUND INVESTS IN AT LEAST THREE SEPARATE COUNTRIES. THE PERCENTAGE OF THE FUND'S ASSETS INVESTED IN PARTICULAR GEOGRAPHIC SECTORS WILL SHIFT FROM TIME TO TIME IN ACCORDANCE WITH THE JUDGMENT OF THE SUB-ADVISER. THE SUB-ADVISER GENERALLY CONSIDERS SELLING A PORTFOLIO HOLDING WHEN IT DETERMINES THAT THE HOLDING NO LONGER SATISFIES ITS INVESTMENT CRITERIA.

FOR MORE INFORMATION
ABOUT PORTFOLIO HOLDINGS

EACH MORGAN STANLEY FUND PROVIDES A COMPLETE SCHEDULE OF PORTFOLIO HOLDINGS IN ITS SEMIANNUAL AND ANNUAL REPORTS BY FILING THE SCHEDULE ELECTRONICALLY WITH THE SECURITIES AND EXCHANGE COMMISSION (SEC). THE SEMIANNUAL REPORTS ARE FILED ON FORM N-CSRS AND THE ANNUAL REPORTS ARE FILED ON FORM N-CSR. MORGAN STANLEY ALSO DELIVERS THE SEMIANNUAL AND ANNUAL REPORTS TO FUND SHAREHOLDERS AND MAKES THESE REPORTS AVAILABLE ON ITS PUBLIC WEB SITE, www.morganstanley.com. EACH MORGAN STANLEY FUND ALSO FILES A COMPLETE SCHEDULE OF PORTFOLIO HOLDINGS WITH THE SEC FOR THE FUND'S FIRST AND THIRD FISCAL QUARTERS ON FORM N-Q. MORGAN STANLEY DOES NOT DELIVER THE REPORTS FOR THE FIRST AND THIRD FISCAL QUARTERS TO SHAREHOLDERS, NOR ARE THE REPORTS POSTED TO THE MORGAN STANLEY PUBLIC WEB SITE. YOU MAY, HOWEVER, OBTAIN THE FORM N-Q FILINGS (AS WELL AS THE FORM N-CSR AND N-CSRS FILINGS) BY ACCESSING THE SEC'S WEB SITE, http://www.sec.gov. YOU MAY ALSO REVIEW AND COPY THEM AT THE SEC'S PUBLIC REFERENCE ROOM IN WASHINGTON, DC. INFORMATION ON THE OPERATION OF THE SEC'S PUBLIC REFERENCE ROOM MAY BE OBTAINED BY CALLING THE SEC AT (800) SEC-0330. YOU CAN ALSO REQUEST COPIES OF THESE MATERIALS, UPON PAYMENT OF A DUPLICATING FEE, BY ELECTRONIC REQUEST AT THE SEC'S E-MAIL ADDRESS (publicinfo@sec.gov) OR BY WRITING THE PUBLIC REFERENCE SECTION OF THE SEC, WASHINGTON, DC 20549-0102.

PROXY VOTING POLICY AND PROCEDURES AND PROXY VOTING RECORD

YOU MAY OBTAIN A COPY OF THE FUND'S PROXY VOTING POLICY AND PROCEDURES WITHOUT CHARGE, UPON REQUEST, BY CALLING TOLL FREE (800) 869-NEWS OR BY VISITING THE MUTUAL FUND CENTER ON OUR WEB SITE AT www.morganstanley.com. IT IS ALSO AVAILABLE ON THE SECURITIES AND EXCHANGE COMMISSION'S WEB SITE AT http://www.sec.gov.

YOU MAY OBTAIN INFORMATION REGARDING HOW THE FUND VOTED PROXIES RELATING TO PORTFOLIO SECURITIES DURING THE MOST RECENT TWELVE-MONTH PERIOD ENDED JUNE 30 WITHOUT CHARGE BY VISITING THE MUTUAL FUND CENTER ON OUR WEB SITE AT www.morganstanley.com. THIS INFORMATION IS ALSO AVAILABLE ON THE SECURITIES AND EXCHANGE COMMISSION'S WEB SITE AT http://www.sec.gov.

HOUSEHOLDING NOTICE

TO REDUCE PRINTING AND MAILING COSTS, THE FUND ATTEMPTS TO ELIMINATE DUPLICATE MAILINGS TO THE SAME ADDRESS. THE FUND DELIVERS A SINGLE COPY OF CERTAIN SHAREHOLDER DOCUMENTS, INCLUDING SHAREHOLDER REPORTS, PROSPECTUSES AND PROXY MATERIALS, TO INVESTORS WITH THE SAME LAST NAME WHO RESIDE AT THE SAME ADDRESS. YOUR PARTICIPATION IN THIS PROGRAM WILL CONTINUE FOR AN UNLIMITED PERIOD OF TIME UNLESS YOU INSTRUCT US OTHERWISE. YOU CAN REQUEST MULTIPLE COPIES OF THESE DOCUMENTS BY CALLING (800) 350-6414, 8:00 A.M. TO 8:00 P.M., ET. ONCE OUR CUSTOMER SERVICE CENTER HAS RECEIVED YOUR INSTRUCTIONS, WE WILL BEGIN SENDING INDIVIDUAL COPIES FOR EACH ACCOUNT WITHIN 30 DAYS.

PERFORMANCE SUMMARY

[CHART]

PERFORMANCE OF $10,000 INVESTMENT -- CLASS B

($ IN THOUSANDS)

                          FUND++     MSCI WORLD INDEX(1)     LIPPER GLOBAL LARGE-CAP VALUE FUNDS AVG(2)
March 31, 1996          $  10,000       $  10,000                           $  10,000
March 31, 1997          $  11,258       $  10,935                           $  11,605
March 31, 1998          $  13,893       $  14,431                           $  15,044
March 31, 1999          $  13,951       $  16,255                           $  13,975
March 31, 2000          $  14,970       $  19,810                           $  16,221
March 31, 2001          $  14,195       $  14,838                           $  15,339
March 31, 2002          $  14,583       $  14,209                           $  15,908
March 31, 2003          $  11,145       $  10,771                           $  11,734
March 31, 2004          $  16,448       $  15,496                           $  17,978
March 31, 2005          $  18,063       $  17,130                           $  19,703
March 31, 2006          $  20,249       $  20,219                           $  22,920

AVERAGE ANNUAL TOTAL RETURNS--PERIOD ENDED MARCH 31, 2006

                   CLASS A SHARES*        CLASS B SHARES**        CLASS C SHARES+         CLASS D SHARES++
                  (SINCE 07/28/97)        (SINCE 06/30/93)       (SINCE 07/28/97)         (SINCE 07/28/97)
SYMBOL                       GLBAX                   GLBBX                  GLBCX                   GLBDX
1 YEAR                       12.07%(3)               12.10%(3)              11.25%(3)                12.33%(3)
                              6.19(4)                 7.10(4)               10.25(4)                    --
5 YEARS                       8.00(3)                 7.36(3)                7.15(3)                  8.22(3)
                              6.84(4)                 7.06(4)                7.15(4)                    --
10 YEARS                        --                    7.31(3)                  --                       --
                                --                    7.31(4)                  --                       --
SINCE INCEPTION               5.72(3)                 8.62(3)                4.93(3)                  5.95(3)
                              5.07(4)                 8.62(4)                4.93(4)                    --

Performance data quoted represents past performance, which is no guarantee of future results and current performance may be lower or higher than the figures shown. For the most recent month-end performance figures, please visit www.morganstanley.com or speak with your Financial Advisor. Investment returns and principal value will fluctuate and fund shares, when redeemed, may be worth more or less than their original cost. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Performance for Class A, Class B, Class C, and Class D shares will vary due to differences in sales charges and expenses.

*    THE MAXIMUM FRONT-END SALES CHARGE FOR CLASS A IS 5.25%.

** THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE (CDSC) FOR CLASS B IS 5.0%. THE CDSC DECLINES TO 0% AFTER SIX YEARS.

+ THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE FOR CLASS C IS 1.0% FOR SHARES REDEEMED WITHIN ONE YEAR OF PURCHASE.

++   CLASS D HAS NO SALES CHARGE.

(1) THE MORGAN STANLEY CAPITAL INTERNATIONAL (MSCI) WORLD INDEX MEASURES PERFORMANCE FROM A DIVERSE RANGE OF GLOBAL STOCK MARKETS INCLUDING THE U.S., CANADA, EUROPE, AUSTRALIA, NEW ZEALAND, AND THE FAR EAST. THE PERFORMANCE OF THE INDEX IS LISTED IN U.S. DOLLARS AND ASSUMES REINVESTMENT OF NET DIVIDENDS. "NET DIVIDENDS" REFLECTS A REDUCTION IN DIVIDENDS AFTER TAKING INTO ACCOUNT WITHHOLDING OF TAXES BY CERTAIN FOREIGN COUNTRIES REPRESENTED IN THE INDEX. INDEXES ARE UNMANAGED AND THEIR RETURNS DO NOT INCLUDE ANY SALES CHARGES OR FEES. SUCH COSTS WOULD LOWER PERFORMANCE. IT IS NOT POSSIBLE TO INVEST DIRECTLY IN AN INDEX.

(2) THE LIPPER GLOBAL LARGE-CAP VALUE FUNDS AVERAGE TRACKS THE PERFORMANCE OF ALL FUNDS IN THE LIPPER GLOBAL LARGE-CAP VALUE FUNDS CLASSIFICATION. THE AVERAGE, WHICH IS ADJUSTED FOR CAPITAL GAINS DISTRIBUTIONS AND INCOME DIVIDENDS, IS UNMANAGED AND SHOULD NOT BE CONSIDERED AN INVESTMENT.

(3) FIGURE SHOWN ASSUMES REINVESTMENT OF ALL DISTRIBUTIONS AND DOES NOT REFLECT THE DEDUCTION OF ANY SALES CHARGES.

(4) FIGURE SHOWN ASSUMES REINVESTMENT OF ALL DISTRIBUTIONS AND THE DEDUCTION OF THE MAXIMUM APPLICABLE SALES CHARGE. SEE THE FUND'S CURRENT PROSPECTUS FOR COMPLETE DETAILS ON FEES AND SALES CHARGES.

++   ENDING VALUE ASSUMING A COMPLETE REDEMPTION ON MARCH 31, 2006.

EXPENSE EXAMPLE

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption fees; and (2) ongoing costs, including advisory fees; distribution and service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period 10/01/05 - 03/31/06.

ACTUAL EXPENSES

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs, and will not help you determine the relative total cost of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                    BEGINNING         ENDING        EXPENSES PAID
                                                  ACCOUNT VALUE    ACCOUNT VALUE   DURING PERIOD *
                                                  -------------   --------------   ---------------
                                                                                     10/01/05 -
                                                    10/01/05         03/31/06         03/31/06
                                                  -------------   --------------   ---------------
CLASS A
Actual (6.41% return)                             $    1,000.00   $     1,064.10   $          6.28
Hypothetical (5% annual return before expenses)   $    1,000.00   $     1,018.85   $          6.14

CLASS B
Actual (6.46% return)                             $    1,000.00   $     1,064.60   $          5.87
Hypothetical (5% annual return before expenses)   $    1,000.00   $     1,019.25   $          5.74

CLASS C
Actual (6.06% return)                             $    1,000.00   $     1,060.60   $          9.81
Hypothetical (5% annual return before expenses)   $    1,000.00   $     1,015.41   $          9.60

CLASS D
Actual (6.51% return)                             $    1,000.00   $     1,065.10   $          5.05
Hypothetical (5% annual return before expenses)   $    1,000.00   $     1,020.04   $          4.94

----------
 * EXPENSES ARE EQUAL TO THE FUND'S ANNUALIZED EXPENSE RATIO OF 1.22%, 1.14%, 1.91% AND 0.98% FOR CLASS A, CLASS B, CLASS C AND CLASS D SHARES, RESPECTIVELY, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY 182/365 (TO REFLECT THE ONE-HALF YEAR PERIOD).

     BECAUSE CLASS B SHARES INCURRED LOWER EXPENSES UNDER THE 12b-1 PLAN THAN DID CLASS A SHARES FOR THE SIX MONTHS ENDED MARCH 31, 2006, THE TOTAL OPERATING EXPENSE RATIO FOR CLASS B SHARES WAS LOWER AND, AS A RESULT, THE PERFORMANCE OF CLASS B SHARES WAS HIGHER THAN THAT OF THE CLASS A SHARES. THERE CAN BE NO ASSURANCE THAT THIS WILL CONTINUE TO OCCUR IN THE FUTURE AS THE MAXIMUM FEES PAYABLE BY CLASS B SHARES UNDER THE 12b-1 PLAN ARE HIGHER THAN THOSE PAYABLE BY CLASS A SHARES.

MORGAN STANLEY GLOBAL DIVIDEND GROWTH SECURITIES

PORTFOLIO OF INVESTMENTS - MARCH 31, 2006

  NUMBER OF
   SHARES                                                                            VALUE
-----------------------------------------------------------------------------------------------
                 COMMON STOCKS (97.3%)

                 AUSTRALIA (2.1%)
                 BEVERAGES: ALCOHOLIC
     1,870,972   Foster's Group Ltd.                                            $     7,104,419
                                                                                ---------------
                 CONSTRUCTION MATERIALS
     1,311,967   Boral Ltd.                                                           8,368,633
                                                                                ---------------
                 MAJOR BANKS
       522,699   National Australia Bank Ltd.                                        14,091,584
                                                                                ---------------
                 TOTAL AUSTRALIA                                                     29,564,636
                                                                                ---------------
                 BERMUDA (2.8%)
                 INDUSTRIAL CONGLOMERATES
     1,422,199   Tyco International Ltd.                                             38,228,709
                                                                                ---------------
                 CAYMAN ISLANDS (1.5%)
                 PROPERTY - CASUALTY INSURERS
       332,787   XL Capital Ltd. (Class A)                                           21,334,975
                                                                                ---------------
                 FRANCE (7.1%)
                 CONSTRUCTION MATERIALS
       167,192   Lafarge S.A.                                                        18,935,589
                                                                                ---------------
                 INTEGRATED OIL
        93,182   Total S.A.                                                          24,572,094
                                                                                ---------------
                 MAJOR BANKS
       242,494   BNP Paribas S.A.                                                    22,514,633
        25,515   BNP Paribas S.A. - New*                                              2,288,613
                                                                                ---------------
                                                                                     24,803,246
                                                                                ---------------
                 MAJOR TELECOMMUNICATIONS
       334,823   France Telecom S.A.                                                  7,527,400
                                                                                ---------------
                 PHARMACEUTICALS: MAJOR
       230,858   Sanofi-Aventis                                                      21,951,606
                                                                                ---------------
                 TOTAL FRANCE                                                        97,789,935
                                                                                ---------------
                 GERMANY (1.8%)
                 CHEMICALS: MAJOR DIVERSIFIED
        98,658   BASF AG                                                              7,731,937
                                                                                ---------------
                 MOTOR VEHICLES
       305,362   Bayerische Motoren Werke (BMW) AG                              $    16,811,273
                                                                                ---------------
                 TOTAL GERMANY                                                       24,543,210
                                                                                ---------------
                 HONG KONG (0.5%)
                 ELECTRIC UTILITIES
     1,525,000   Hong Kong Electric Holdings Ltd.                                     7,173,465
                                                                                ---------------
                 IRELAND (2.9%)
                 FOOD: SPECIALTY/CANDY
       789,893   Kerry Group PLC (A Shares)                                          18,963,724
                                                                                ---------------
                 MAJOR BANKS
     1,167,363   Bank of Ireland                                                     21,705,311
                                                                                ---------------
                 TOTAL IRELAND                                                       40,669,035
                                                                                ---------------
                 ITALY (1.9%)
                 INTEGRATED OIL
       916,633   ENI SpA                                                             26,070,256
                                                                                ---------------
                 JAPAN (8.5%)
                 ELECTRICAL PRODUCTS
     1,232,500   Sumitomo Electric Industries, Ltd.                                  19,527,759
                                                                                ---------------
                 ELECTRONIC EQUIPMENT/INSTRUMENTS
       308,700   Canon Inc.                                                          20,429,641
                                                                                ---------------
                 ELECTRONICS/APPLIANCES
        55,700   Fuji Photo Film Co., Ltd.                                            1,859,664
                                                                                ---------------
                 HOUSEHOLD/PERSONAL CARE
       599,000   Kao Corp.                                                           15,775,210
                                                                                ---------------
                 MOTOR VEHICLES
     1,194,000   Nissan Motor Co., Ltd.                                              14,180,715
                                                                                ---------------
                 PHARMACEUTICALS: MAJOR
       402,400   Takeda Pharmaceutical Co., Ltd.                                     22,938,612
                                                                                ---------------
                 PHARMACEUTICALS: OTHER
       364,300   Astellas Pharma Inc.                                                13,834,177
                                                                                ---------------

                      SEE NOTES TO FINANCIAL STATEMENTS

  NUMBER OF
   SHARES                                                                            VALUE
-----------------------------------------------------------------------------------------------
                 PROPERTY - CASUALTY INSURERS
       691,000   Mitsui Sumitomo Insurance Co., Ltd.                            $     9,398,445
                                                                                ---------------
                 TOTAL JAPAN                                                        117,944,223
                                                                                ---------------
                 NETHERLANDS (5.1%)
                 FOOD: MAJOR DIVERSIFIED
       300,105   Unilever NV (Share Certificates)                                    20,829,535
                                                                                ---------------
                 INDUSTRIAL CONGLOMERATES
       204,715   Koninklijke (Royal) Philips
                 Electronics NV                                                       6,915,919
                                                                                ---------------
                 INTEGRATED OIL
       489,795   Royal Dutch Shell PLC (ADR) (Class A)                               30,494,637
                                                                                ---------------
                 PUBLISHING: BOOKS/MAGAZINES
       489,345   Wolters Kluwer NV (Share Certificates)                              12,198,663
                                                                                ---------------
                 TOTAL NETHERLANDS                                                   70,438,754
                                                                                ---------------
                 NEW ZEALAND (0.7%)
                 MAJOR TELECOMMUNICATIONS
     2,997,372   Telecom Corporation of New Zealand Ltd.                             10,202,383
                                                                                ---------------
                 SOUTH KOREA (0.9%)
                 WIRELESS TELECOMMUNICATIONS
       503,010   SK Telecom Co., Ltd. (ADR)                                          11,866,006
                                                                                ---------------
                 SPAIN (2.1%)
                 MAJOR BANKS
       751,898   Banco Bilbao Vizcaya Argentaria, S.A.                               15,683,529
                                                                                ---------------
                 MAJOR TELECOMMUNICATIONS
       886,644   Telefonica S.A.                                                     13,908,195
                                                                                ---------------
                 TOTAL SPAIN                                                         29,591,724
                                                                                ---------------
                 SWITZERLAND (3.0%)
                 CHEMICALS: AGRICULTURAL
       119,280   Syngenta AG*                                                   $    16,751,319
                                                                                ---------------
                 FINANCIAL CONGLOMERATES
       166,875   UBS AG (Registered Shares)                                          18,318,513
                                                                                ---------------
                 PHARMACEUTICALS: MAJOR
       118,583   Novartis AG (Registered Shares)                                      6,590,470
                                                                                ---------------
                 TOTAL SWITZERLAND                                                   41,660,302
                                                                                ---------------
                 TAIWAN (0.8%)
                 MAJOR TELECOMMUNICATIONS
       538,878   Chunghwa Telecom Co., Ltd. (ADR)                                    10,556,620
                                                                                ---------------
                 UNITED KINGDOM (20.0%)
                 ADVERTISING/MARKETING SERVICES
       681,511   WPP Group PLC                                                        8,170,268
                                                                                ---------------
                 AEROSPACE & DEFENSE
     3,193,473   Rolls-Royce Group PLC*                                              25,393,846
   175,123,357   Rolls-Royce Group PLC (B Shares)                                       304,049
                                                                                ---------------
                                                                                     25,697,895
                                                                                ---------------
                 BEVERAGES: ALCOHOLIC
     1,134,822   Diageo PLC                                                          17,860,570
                                                                                ---------------
                 FOOD RETAIL
     4,299,509   Morrison (W.M.) Supermarkets PLC                                    14,183,134
                                                                                ---------------
                 FOOD: SPECIALTY/CANDY
     3,144,306   Cadbury Schweppes PLC                                               31,226,304
                                                                                ---------------
                 INVESTMENT MANAGERS
       982,761   Amvescap PLC                                                         9,162,668
                                                                                ---------------
                 MAJOR BANKS
     1,722,146   Barclays PLC                                                        20,137,582
       700,241   Royal Bank of Scotland Group PLC                                    22,771,155
                                                                                ---------------
                                                                                     42,908,737
                                                                                ---------------

                      SEE NOTES TO FINANCIAL STATEMENTS

  NUMBER OF
   SHARES                                                                            VALUE
-----------------------------------------------------------------------------------------------
                 MISCELLANEOUS COMMERCIAL SERVICES
     1,912,237   Rentokil Initial PLC                                           $     5,179,240
                                                                                ---------------
                 OTHER TRANSPORTATION
       850,704   BAA PLC                                                             12,244,266
                                                                                ---------------
                 PHARMACEUTICALS: MAJOR
     1,432,718   GlaxoSmithKline PLC                                                 37,436,649
                                                                                ---------------
                 PUBLISHING: BOOKS/MAGAZINES
     2,383,253   Reed Elsevier PLC                                                   22,840,677
                                                                                ---------------
                 TOBACCO
       795,036   Imperial Tobacco Group PLC                                          23,562,429
                                                                                ---------------
                 WIRELESS TELECOMMUNICATIONS
    12,636,797   Vodafone Group PLC                                                  26,437,708
                                                                                ---------------
                 TOTAL UNITED KINGDOM                                               276,910,545
                                                                                ---------------
                 UNITED STATES (35.6%)
                 AEROSPACE & DEFENSE
       533,993   Boeing Co.                                                          41,614,075
       118,568   General Dynamics Corp.                                               7,585,981
       191,897   Northrop Grumman Corp.                                              13,104,646
                                                                                ---------------
                                                                                     62,304,702
                                                                                ---------------
                 ALUMINUM
       364,188   Alcoa, Inc.                                                         11,129,585
                                                                                ---------------
                 COMPUTER PERIPHERALS
       786,571   EMC Corp.*                                                          10,720,963
                                                                                ---------------
                 COMPUTER PROCESSING HARDWARE
       412,928   Hewlett-Packard Co.                                                 13,585,331
                                                                                ---------------
                 DATA PROCESSING SERVICES
       330,220   First Data Corp.                                                    15,460,900
                                                                                ---------------
                 ELECTRIC UTILITIES
       347,183   American Electric Power Co., Inc.                                   11,811,166
                                                                                ---------------
                 FINANCE/RENTAL/LEASING
       309,234   Freddie Mac                                                         18,863,274
                                                                                ---------------
                 FINANCIAL CONGLOMERATES
     1,182,677   Citigroup, Inc.                                                $    55,869,662
                                                                                ---------------
                 INFORMATION TECHNOLOGY SERVICES
       374,793   International Business Machines Corp.                               30,909,179
                                                                                ---------------
                 INTEGRATED OIL
       281,767   Chevron Corp.                                                       16,334,033
       102,573   Exxon Mobil Corp.                                                    6,242,593
                                                                                ---------------
                                                                                     22,576,626
                                                                                ---------------
                 INVESTMENT BANKS/BROKERS
       275,303   Merrill Lynch & Co., Inc.                                           21,682,864
                                                                                ---------------
                 INVESTMENT MANAGERS
       486,114   Mellon Financial Corp.                                              17,305,658
                                                                                ---------------
                 MAJOR TELECOMMUNICATIONS
       279,824   AT&T Inc.                                                            7,566,441
       404,165   Verizon Communications Inc.                                         13,765,860
                                                                                ---------------
                                                                                     21,332,301
                                                                                ---------------
                 MULTI-LINE INSURANCE
       117,993   American International Group, Inc.                                   7,798,157
                                                                                ---------------
                 PHARMACEUTICALS: MAJOR
       645,773   Bristol-Myers Squibb Co.                                            15,892,474
       934,734   Pfizer, Inc.                                                        23,293,571
     1,509,831   Schering-Plough Corp.                                               28,671,691
       635,761   Wyeth                                                               30,847,124
                                                                                ---------------
                                                                                     98,704,860
                                                                                ---------------
                 PROPERTY - CASUALTY INSURERS
       524,129   St. Paul Travelers Companies, Inc. (The)                            21,903,351
                                                                                ---------------
                 PUBLISHING: NEWSPAPERS
       204,321   New York Times Co. (The) (Class A)                                   5,171,365
                                                                                ---------------
                 RESTAURANTS
       484,869   McDonald's Corp.                                                    16,660,099
                                                                                ---------------

                        SEE NOTES TO FINANCIAL STATEMENTS

  NUMBER OF
   SHARES                                                                            VALUE
-----------------------------------------------------------------------------------------------
                 TOBACCO
       404,313   Altria Group, Inc.                                             $    28,649,619
                                                                                ---------------
                 TOTAL UNITED STATES                                                492,439,662
                                                                                ---------------
                 TOTAL COMMON STOCKS
                 (COST $1,009,111,305)                                            1,346,984,440
                                                                                ---------------

  PRINCIPAL
  AMOUNT IN
  THOUSANDS
--------------
                 SHORT-TERM INVESTMENT (1.7%)
                 REPURCHASE AGREEMENT
$       23,749   Joint repurchase agreement account 4.80% due 04/03/06
                 (dated 03/31/06; proceeds $23,758,500) (a)
                 (COST $23,749,000)                                                  23,749,000
                                                                                ---------------
TOTAL INVESTMENTS
 (COST $1,032,860,305) (b)                                        99.0%           1,370,733,440
OTHER ASSETS IN EXCESS OF LIABILITIES                              1.0               13,872,346
                                                              --------          ---------------
NET ASSETS                                                       100.0%         $ 1,384,605,786
                                                              ========          ===============

----------
   ADR  AMERICAN DEPOSITARY RECEIPT.
    *   NON-INCOME PRODUCING SECURITY.
   (a)  COLLATERALIZED BY FEDERAL AGENCY AND U.S. TREASURY OBLIGATIONS.
   (b) THE AGGREGATE COST FOR FEDERAL INCOME TAX PURPOSES IS $1,035,002,248. THE AGGREGATE GROSS UNREALIZED APPRECIATION IS $363,189,217 AND THE AGGREGATE GROSS UNREALIZED DEPRECIATION IS $27,458,025, RESULTING IN NET UNREALIZED APPRECIATION OF $335,731,192.

FORWARD FOREIGN CURRENCY CONTRACTS OPEN AT MARCH 31, 2006:

                                                    UNREALIZED
   CONTRACTS         IN EXCHANGE      DELIVERY     APPRECIATION
   TO DELIVER            FOR            DATE      (DEPRECIATION)
----------------------------------------------------------------
AUD       469,938  $       334,831   04/03/2006   $       (1,222)
AUD       323,113  $       230,186   04/04/2006             (872)
CHF       618,514  $       474,758   04/03/2006              619
EUR     1,374,252  $     1,661,196   04/03/2006           (3,436)
EUR       105,672  $       127,747   04/04/2006             (254)
GBP     1,246,497  $     2,169,528   04/03/2006            5,360
HKD       438,248  $        56,473   04/03/2006               (6)
JPY   165,385,678  $     1,408,737   04/03/2006            3,710
JPY   101,796,988  $       864,224   04/04/2006             (587)
NZD       188,375  $       114,758   04/03/2006             (979)
NZD       127,091  $        77,818   04/04/2006             (267)
                                                  --------------
                     Net Unrealized Appreciation  $        2,066
                                                  ==============

CURRENCY ABBREVIATIONS :

AUD   AUSTRALIAN DOLLAR.
GBP   BRITISH POUND.
EUR   EURO.
HKD   HONG KONG DOLLAR.
JPY   JAPANESE YEN.
NZD   NEW ZEALAND DOLLAR.
CHF   SWISS FRANC.

                        SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY GLOBAL DIVIDEND GROWTH SECURITIES

SUMMARY OF INVESTMENTS - MARCH 31, 2006

                                                                     PERCENT OF
INDUSTRY                                                VALUE        NET ASSETS
--------------------------------------------------------------------------------
Pharmaceuticals: Major                              $  187,622,197       13.5%
Major Banks                                            119,192,407        8.6
Integrated Oil                                         103,713,613        7.5
Aerospace & Defense                                     88,002,597        6.3
Financial Conglomerates                                 74,188,175        5.3
Major Telecommunications                                63,526,899        4.6
Property - Casualty Insurers                            52,636,771        3.8
Tobacco                                                 52,212,048        3.8
Food: Specialty/Candy                                   50,190,028        3.6
Industrial Conglomerates                                45,144,628        3.3
Wireless Telecommunications                             38,303,714        2.8
Publishing: Books/Magazines                             35,039,340        2.5
Motor Vehicles                                          30,991,988        2.2
Information Technology Services                         30,909,179        2.2
Construction Materials                                  27,304,222        2.0
Investment Managers                                     26,468,326        1.9
Beverages: Alcoholic                                    24,964,989        1.8
Repurchase Agreement                                    23,749,000        1.7
Investment Banks/Brokers                                21,682,864        1.6
Food: Major Diversified                                 20,829,535        1.5
Electronic Equipment/Instruments                        20,429,641        1.5
Electrical Products                                 $   19,527,759        1.4%
Electric Utilities                                      18,984,631        1.4
Finance/Rental/Leasing                                  18,863,274        1.4
Chemicals: Agricultural                                 16,751,319        1.2
Restaurants                                             16,660,099        1.2
Household/Personal Care                                 15,775,210        1.1
Data Processing Services                                15,460,900        1.1
Food Retail                                             14,183,134        1.0
Pharmaceuticals: Other                                  13,834,177        1.0
Computer Processing Hardware                            13,585,331        1.0
Other Transportation                                    12,244,266        0.9
Aluminum                                                11,129,585        0.8
Computer Peripherals                                    10,720,963        0.8
Advertising/Marketing Services                           8,170,268        0.6
Multi-Line Insurance                                     7,798,157        0.6
Chemicals: Major Diversified                             7,731,937        0.6
Miscellaneous Commercial Services                        5,179,240        0.4
Publishing: Newspapers                                   5,171,365        0.4
Electronics/Appliances                                   1,859,664        0.1
                                                    --------------      -----
                                                    $1,370,733,440*      99.0%
                                                    ==============      =====

----------
* DOES NOT INCLUDE OPEN FORWARD FOREIGN CURRENCY CONTRACTS WITH NET UNREALIZED APPRECIATION OF $2,066.

                        SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY GLOBAL DIVIDEND GROWTH SECURITIES

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES

MARCH 31, 2006

ASSETS:
Investments in securities, at value (cost $1,032,860,305)                         $ 1,370,733,440
Cash (including foreign currency valued at $1,894,848 with a cost of $1,894,848)        2,186,933
Unrealized appreciation on open forward foreign currency contracts                          9,689
Receivable for:
  Investments sold                                                                     23,351,264
  Dividends                                                                             3,653,183
  Shares of beneficial interest sold                                                      919,120
  Foreign withholding taxes reclaimed                                                     377,370
  Interest                                                                                  3,167
Prepaid expenses and other assets                                                          28,151
Receivable from affiliate                                                                 154,890
                                                                                  ---------------
  TOTAL ASSETS                                                                      1,401,417,207
                                                                                  ---------------
LIABILITIES:
Unrealized depreciation on open forward foreign currency contracts                          7,623
Payable for:
  Investments purchased                                                                13,298,538
  Shares of beneficial interest redeemed                                                1,977,312
  Investment advisory fee                                                                 783,295
  Distribution fee                                                                        379,866
  Administration fee                                                                       94,519
  Transfer agent fee                                                                       38,104
Accrued expenses and other payables                                                       232,164
                                                                                  ---------------
  TOTAL LIABILITIES                                                                    16,811,421
                                                                                  ---------------
  NET ASSETS                                                                      $ 1,384,605,786
                                                                                  ===============
COMPOSITION OF NET ASSETS:
Paid-in-capital                                                                   $ 1,006,186,373
Net unrealized appreciation                                                           337,828,184
Accumulated undistributed net investment income                                         3,803,209
Accumulated undistributed net realized gain                                            36,788,020
                                                                                  ---------------
  NET ASSETS                                                                      $ 1,384,605,786
                                                                                  ===============
CLASS A SHARES:
Net Assets                                                                        $   871,393,468
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR VALUE)                              57,665,658
  NET ASSET VALUE PER SHARE                                                       $         15.11
                                                                                  ===============
  MAXIMUM OFFERING PRICE PER SHARE,
  (NET ASSET VALUE PLUS 5.54% OF NET ASSET VALUE)                                 $         15.95
                                                                                  ===============
CLASS B SHARES:
Net Assets                                                                        $   204,250,261
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR VALUE)                              13,357,428
  NET ASSET VALUE PER SHARE                                                       $         15.29
                                                                                  ===============
CLASS C SHARES:
Net Assets                                                                        $    18,644,198
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR VALUE)                               1,239,364
  NET ASSET VALUE PER SHARE                                                       $         15.04
                                                                                  ===============
CLASS D SHARES:
Net Assets                                                                        $   290,317,859
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR VALUE)                              19,170,216
  NET ASSET VALUE PER SHARE                                                       $         15.14
                                                                                  ===============

                        SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF OPERATIONS

FOR THE YEAR ENDED MARCH 31, 2006

NET INVESTMENT INCOME:
INCOME
Dividends (net of $2,004,773 foreign withholding tax)                             $    36,410,468
Interest                                                                                1,451,011
                                                                                  ---------------
  TOTAL INCOME                                                                         37,861,479
                                                                                  ---------------
EXPENSES
Investment advisory fee                                                                 9,391,050
Transfer agent fees and expenses                                                        2,486,064
Distribution fee (Class A shares)                                                       1,976,229
Distribution fee (Class B shares)                                                         666,161
Distribution fee (Class C shares)                                                         178,449
Administration fee                                                                      1,133,774
Custodian fees                                                                            262,044
Shareholder reports and notices                                                           214,038
Professional fees                                                                         115,459
Registration fees                                                                          78,701
Trustees' fees and expenses                                                                26,261
Other                                                                                      96,183
                                                                                  ---------------
  TOTAL EXPENSES                                                                       16,624,413
                                                                                  ---------------
  NET INVESTMENT INCOME                                                                21,237,066
                                                                                  ---------------
NET REALIZED AND UNREALIZED GAIN:
NET REALIZED GAIN (LOSS) ON:
Investments                                                                           116,479,894
Foreign exchange transactions                                                            (500,372)
                                                                                  ---------------
  NET REALIZED GAIN                                                                   115,979,522
                                                                                  ---------------
NET CHANGE IN UNREALIZED APPRECIATION/DEPRECIATION ON:
Investments                                                                            23,374,908
Net translation of forward foreign
currency contracts, other assets and liabilities
denominated in foreign currencies                                                        (150,223)
                                                                                  ---------------
  NET APPRECIATION                                                                     23,224,685
                                                                                  ---------------
  NET GAIN                                                                            139,204,207
                                                                                  ---------------
NET INCREASE                                                                      $   160,441,273
                                                                                  ===============

                        SEE NOTES TO FINANCIAL STATEMENTS

STATEMENTS OF CHANGES IN NET ASSETS

                                                                 FOR THE YEAR      FOR THE YEAR
                                                                     ENDED            ENDED
                                                                MARCH 31, 2006    MARCH 31, 2005
                                                                ---------------   ---------------
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
Net investment income                                           $    21,237,066   $    14,813,246
Net realized gain                                                   115,979,522        89,970,369
Net change in unrealized appreciation/depreciation                   23,224,685        35,849,663
                                                                ---------------   ---------------
  NET INCREASE                                                      160,441,273       140,633,278
                                                                ---------------   ---------------
DIVIDENDS TO SHAREHOLDERS FROM NET INVESTMENT INCOME:
Class A shares                                                      (19,657,343)         (389,102)
Class B shares                                                       (2,488,279)       (6,081,195)
Class C shares                                                         (178,330)         (119,550)
Class D shares                                                       (7,201,794)       (3,957,201)
                                                                ---------------   ---------------
  TOTAL DIVIDENDS                                                   (29,525,746)      (10,547,048)
                                                                ---------------   ---------------
Net decrease from transactions in shares
of beneficial interest                                             (230,810,717)     (158,334,198)
                                                                ---------------   ---------------
  NET DECREASE                                                      (99,895,190)      (28,247,968)

NET ASSETS:
Beginning of period                                               1,484,500,976     1,512,748,944
                                                                ---------------   ---------------
END OF PERIOD
(INCLUDING ACCUMULATED UNDISTRIBUTED NET
INVESTMENT INCOME OF $3,803,209 AND $12,592,261, RESPECTIVELY)  $ 1,384,605,786   $ 1,484,500,976
                                                                ===============   ===============

                        SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY GLOBAL DIVIDEND GROWTH SECURITIES

NOTES TO FINANCIAL STATEMENTS - MARCH 31, 2006

1. ORGANIZATION AND ACCOUNTING POLICIES

Morgan Stanley Global Dividend Growth Securities (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund's investment objective is to provide reasonable current income and long-term growth of income and capital. The Fund was organized as a Massachusetts business trust on January 12, 1993 and commenced operations on June 30, 1993. On July 28, 1997, the Fund converted to a multiple class share structure.

The Fund offers Class A shares, Class B shares, Class C shares and Class D shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase and some Class A shares, and most Class B shares and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within eighteen months, six years and one year, respectively. Class D shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class C shares incur distribution expenses.

Effective August 29, 2005, the Board of Trustees of the Fund approved the implementation of a 2% redemption fee on Class A shares, Class B shares, Class C shares, and Class D shares, which is paid directly to the Fund, for shares redeemed within thirty days of purchase, subject to certain exceptions. The redemption fee is designed to protect the Fund and its remaining shareholders from the effects of short-term trading.

The following is a summary of significant accounting policies:

A. VALUATION OF INVESTMENTS -- (1) for equity securities traded on foreign exchanges, the last reported sale price or the latest bid price may be used if there were no sales on a particular day; (2) an equity portfolio security listed or traded on the New York Stock Exchange ("NYSE") or American Stock Exchange or other exchange is valued at its latest sale price prior to the time when assets are valued; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (3) an equity portfolio security listed or traded on the Nasdaq is valued at the Nasdaq Official Closing Price; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (4) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the mean between the last reported bid and asked price. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (5) when market quotations are not readily available or Morgan Stanley Investment Advisors Inc. (the "Investment Adviser") or Morgan Stanley Investment Management Limited (the "Sub-Adviser"), an affiliate of the Investment Adviser, determines that the latest sale price, the bid price or the mean between the last reported bid and asked price do not reflect a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund's Trustees. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Fund's Trustees or by the Investment Adviser using a pricing service and/or procedures approved by the Trustees of the Fund; (6) certain portfolio securities may be valued by an outside pricing service approved by the Fund's Trustees; and (7) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. ACCOUNTING FOR INVESTMENTS -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Dividend income and other distributions are recorded on the ex-dividend date except for certain dividends on foreign securities which are recorded as soon as the Fund is informed after the ex-dividend date. Discounts are accreted and premiums are amortized over the life of the respective securities. Interest income is accrued daily.

C. REPURCHASE AGREEMENTS -- Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated entities managed by the Investment Adviser, may transfer uninvested cash balances into one or more joint repurchase agreement accounts. These balances are invested in one or more repurchase agreements and are collateralized by cash, U.S. Treasury or federal agency obligations. The Fund may also invest directly with institutions in repurchase agreements. The Fund's custodian receives the collateral, which is marked-to-market daily to determine that the value of the collateral does not decrease below the repurchase price plus accrued interest.

D. MULTIPLE CLASS ALLOCATIONS -- Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

E. FOREIGN CURRENCY TRANSLATION AND FORWARD FOREIGN CURRENCY CONTRACTS -- The books and records of the Fund are maintained in U.S. dollars as follows: (1) the foreign currency market value of investment securities, other assets and liabilities and forward foreign currency contracts ("forward contracts") are translated at the exchange rates prevailing at the end of the period; and (2) purchases, sales, income and expenses are translated at the exchange rates prevailing on the respective dates of such transactions. The resultant exchange gains and losses are recorded as realized and unrealized gain/loss on foreign exchange transactions. Pursuant to U.S. federal income tax regulations, certain foreign exchange gains/losses included in realized and unrealized gain/loss are included in or are a reduction of ordinary income for federal income tax purposes. The Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of the securities. Forward contracts are valued daily at the appropriate exchange rates. The resultant unrealized exchange gains and losses are recorded as unrealized foreign currency gain or loss. The Fund records realized gains or losses on delivery of the currency or at the time the forward contract is extinguished (compensated) by entering into a closing transaction prior to delivery.

F. FEDERAL INCOME TAX POLICY -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

G. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Dividends and distributions to shareholders are recorded on the ex-dividend date.

H. USE OF ESTIMATES -- The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

2. INVESTMENT ADVISORY, ADMINISTRATION AND SUB-ADVISORY AGREEMENTS

Pursuant to an Investment Advisory Agreement, the Fund pays the Investment Adviser an advisory fee, accrued daily and payable monthly, by applying the following annual rates to the net assets of the Fund determined as of the close of each business day: 0.67% to the portion of the daily net assets not exceeding $1 billion; 0.645% to the portion of the daily net assets exceeding $1 billion but not exceeding $1.5 billion; 0.62% to the portion of the daily net assets exceeding $1.5 billion but not exceeding $2.5 billion; 0.595% to the portion of the daily net assets exceeding $2.5 billion but not exceeding $3.5 billion; 0.57% to the portion of the daily net assets exceeding $3.5 billion but not exceeding $4.5 billion; and 0.545% to the portion of the daily net assets in excess of $4.5 billion.

Pursuant to an Administration Agreement with Morgan Stanley Services Company Inc. (the "Administrator"), an affiliate of the Investment Adviser and Sub-Adviser, the Fund pays an administration fee, accrued daily and payable monthly, by applying the annual rate of 0.08% to the Fund's daily net assets.

Under a Sub-Advisory Agreement between the Investment Adviser and Sub-Adviser, the Sub-Adviser provides the Fund with investment advice and portfolio management relating to the Fund's investments in securities, subject to the overall supervision of the Investment Adviser. As compensation for its services provided pursuant to the Sub-Advisory Agreement, the Investment Adviser paid the Sub-Adviser compensation of $4,147,449 for the year ended March 31, 2006.

3. PLAN OF DISTRIBUTION

Shares of the Fund are distributed by Morgan Stanley Distributors Inc. (the "Distributor"), an affiliate of the Investment Adviser and Administrator and Sub-Adviser. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A -- up to 0.25% of the average daily net assets of Class A; (ii) Class B -- up to 1.0% of the lesser of: (a) the average daily aggregate gross sales of the Class B shares since the inception of the Fund (not including reinvestment of dividend or capital gain distributions) less the average daily aggregate net asset value of the Class B shares redeemed since the Fund's inception upon which a contingent deferred sales charge has been imposed or waived; or (b) the average daily net assets of Class B; and (iii) Class C -- up to 1.0% of the average daily net assets of Class C.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that there were no excess expenses as of March 31, 2006.

For the year ended March 31, 2006, the distribution fee was accrued for Class B shares at the annual rate of 0.22%. At March 31, 2006, included in the Statement of Assets and Liabilities is a receivable from affiliate, which represents payments due from the Distributor to the Fund.

In the case of Class A shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 1.0% of the average daily net assets of Class A or Class C, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales credit to Morgan Stanley Financial Advisors or other selected broker-dealer representatives may be reimbursed in the subsequent calendar year. For the year ended March 31, 2006, the distribution fee was accrued for Class A shares and Class C shares at the annual rate of 0.25% and 0.96%, respectively.

The Distributor has informed the Fund that for the year ended March 31, 2006, it received contingent deferred sales charges from certain redemptions of the Fund's Class A shares, Class B shares and Class C shares of $1,097, $331,011 and $2,594 , respectively and received $106,507 in front-end sales charges from sales of the Fund's Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.

4. SECURITY TRANSACTIONS AND TRANSACTIONS WITH AFFILIATES

The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the year ended March 31, 2006 aggregated $292,943,737 and $506,954,307, respectively. Included in the aforementioned transactions are sales with other Morgan Stanley funds of $67,647, including a net realized gain of $11,635.

For the year ended March 31, 2006, the Fund incurred brokerage commissions of $8,055 with Morgan Stanley & Co., Inc., an affiliate of the Investment Adviser, Administrator, Distributor and Sub-Adviser, for portfolio transactions executed on behalf of the Fund.

Morgan Stanley Trust, an affiliate of the Investment Adviser, Administrator, Distributor and Sub-Adviser, is the Fund's transfer agent.

The Fund has an unfunded noncontributory defined benefit pension plan covering certain independent Trustees of the Fund who will have served as independent Trustees for at least five years at the time of retirement. Benefits under this plan are based on factors which include years of service and compensation. The Trustees voted to close the plan to new participants and eliminate the future benefits growth due to increases to compensation after July 31, 2003. Aggregate pension costs for the year ended March 31, 2006 included in Trustees' fees and expenses in the Statement of Operations amounted to $8,245. At March 31, 2006, the Fund had an accrued pension liability of $69,571 which is included in accrued expenses in the Statement of Assets and Liabilities.

The Fund has an unfunded Deferred Compensation Plan (the "Compensation Plan") which allows each independent Trustee to defer payment of all, or a portion, of the fees he receives for serving on the Board of Trustees. Each eligible Trustee generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Fund.

5. SHARES OF BENEFICIAL INTEREST

Transactions in shares of beneficial interest were as follows:

                                              FOR THE YEAR                    FOR THE YEAR
                                                 ENDED                            ENDED
                                             MARCH 31, 2006                  MARCH 31, 2005
                                    -------------------------------   -------------------------------
                                        SHARES           AMOUNT           SHARES           AMOUNT
                                    --------------   --------------   --------------   --------------
CLASS A SHARES
Sold                                     1,082,059   $   15,434,302          872,465   $   11,344,225
Conversion from Class B                 65,653,246      898,084,460               --               --
Reinvestment of dividends                1,212,391       17,077,459           22,471          289,475
Redeemed                               (12,778,005)    (182,095,837)        (512,575)      (6,639,806)
                                    --------------   --------------   --------------   --------------
Net increase -- Class A                 55,169,691      748,500,384          382,361        4,993,894
                                    --------------   --------------   --------------   --------------
CLASS B SHARES
Sold                                     1,256,733       17,789,344        4,072,677       53,023,831
Conversion to Class A                  (65,637,096)    (898,084,460)              --               --
Reinvestment of dividends                  148,927        2,184,766          414,568        5,382,397
Redeemed                                (5,164,141)     (73,283,139)     (19,591,885)    (254,485,921)
                                    --------------   --------------   --------------   --------------
Net decrease -- Class B                (69,395,577)    (951,393,489)     (15,104,640)    (196,079,693)
                                    --------------   --------------   --------------   --------------
CLASS C SHARES
Sold                                       193,302        2,711,069          392,994        5,101,322
Reinvestment of dividends                   11,810          167,145            8,750          112,409
Redeemed                                  (333,208)      (4,700,121)        (336,813)      (4,346,264)
                                    --------------   --------------   --------------   --------------
Net increase (decrease) -- Class C        (128,096)      (1,821,907)          64,931          867,467
                                    --------------   --------------   --------------   --------------
CLASS D SHARES
Sold                                     3,416,425       48,427,116        6,296,177       81,742,387
Reinvestment of dividends                  448,216        6,333,487          267,612        3,447,763
Redeemed                                (5,671,161)     (80,856,308)      (4,085,662)     (53,306,016)
                                    --------------   --------------   --------------   --------------
Net increase (decrease) -- Class D      (1,806,520)     (26,095,705)       2,478,127       31,884,134
                                    --------------   --------------   --------------   --------------
Net decrease in Fund                   (16,160,502)  $ (230,810,717)     (12,179,221)  $ (158,334,198)
                                    ==============   ==============   ==============   ==============

6. PURPOSES OF AND RISKS RELATING TO CERTAIN FINANCIAL INSTRUMENTS

The Fund may enter into forward contracts for many purposes, including to facilitate settlement of foreign currency denominated portfolio transactions or to manage foreign currency exposure associated with foreign currency denominated securities.

Forward contracts involve elements of market risk in excess of the amounts reflected in the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the foreign exchange rates underlying the forward contracts. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

7. FEDERAL INCOME TAX STATUS

The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for tax purposes are reported as distributions of paid-in-capital.

The tax character of distributions paid was as follows:

                                            FOR THE YEAR      FOR THE YEAR
                                                ENDED             ENDED
                                           MARCH 31, 2006    MARCH 31, 2005
                                          ----------------  ----------------
Ordinary income                           $     29,525,746  $     10,547,048
                                          ================  ================

As of March 31, 2006, the tax-basis components of accumulated earnings were as follows:

Undistributed ordinary income             $      4,017,272
Undistributed long-term gains                   38,930,105
                                          ----------------
Net accumulated earnings                        42,947,377
Foreign tax credit pass-through                  1,941,764
Post-October losses                                (79,355)
Temporary differences                           (2,076,614)
Net unrealized appreciation                    335,686,241
                                          ----------------
Total accumulated earnings                $    378,419,413
                                          ================

*During the year ended March 31, 2006, the Fund utilized its net capital loss carryforward of $78,295,802.

As of March 31, 2006, the Fund had temporary book/tax differences primarily attributable to post-October losses (foreign currency losses incurred after October 31 within the taxable year which are deemed to arise on the first business day of the Fund's next taxable year), capital loss deferrals on wash sales and foreign tax credit pass-through and permanent book/tax differences attributable to foreign currency losses. To reflect reclassifications arising from the permanent differences, accumulated undistributed net investment income was charged and accumulated undistributed net realized gain was credited $500,372.

8. LEGAL MATTERS

The Investment Adviser, certain affiliates of the Investment Adviser, certain officers of such affiliates and certain investment companies advised by the Investment Adviser or its affiliates, including the Fund, are named as defendants in a consolidated class action. This consolidated action also names as defendants certain individual Trustees and Directors of the Morgan Stanley funds. The consolidated amended complaint, filed in the United States District Court Southern District of New York on April 16, 2004, generally alleges that defendants, including the Fund, violated their statutory disclosure obligations and fiduciary duties by failing properly to disclose (i) that the Investment Adviser and certain affiliates of the Investment Adviser allegedly offered economic incentives to brokers and others to recommend the funds advised by the Investment Adviser or its affiliates to investors rather than funds managed by other companies, and (ii) that the funds advised by the Investment Adviser or its affiliates, including the Fund, allegedly paid excessive commissions to brokers in return for their efforts to recommend these funds to investors. The complaint seeks, among other things, unspecified compensatory damages, rescissionary damages, fees and costs. The defendants have moved to dismiss the action. On March 9, 2005, Plaintiffs sought leave to supplement their complaint to assert claims on behalf of other investors, which motion defendants opposed. On April 14, 2006, the Court granted defendants' motion to dismiss in its entirety. Additionally, the Court denied plaintiff's motion to supplement their complaint. This matter is now concluded.

MORGAN STANLEY GLOBAL DIVIDEND GROWTH SECURITIES

FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

                                                                            FOR THE YEAR ENDED MARCH 31
                                                    ----------------------------------------------------------------------------
                                                        2006            2005            2004            2003            2002
                                                    ------------    ------------    ------------    ------------    ------------
CLASS A SHARES

SELECTED PER SHARE DATA:
Net asset value, beginning of period                $      13.80    $      12.68    $       8.61    $      11.34    $      11.10
                                                    ------------    ------------    ------------    ------------    ------------
Income (loss) from investment operations:
  Net investment income++                                   0.20            0.18            0.14            0.16            0.17
  Net realized and unrealized gain (loss)                   1.44            1.11            4.03           (2.74)           0.24
                                                    ------------    ------------    ------------    ------------    ------------
Total income (loss) from investment operations              1.64            1.29            4.17           (2.58)           0.41
                                                    ------------    ------------    ------------    ------------    ------------
Less dividends from net investment income                  (0.33)          (0.17)          (0.10)          (0.15)          (0.17)
                                                    ------------    ------------    ------------    ------------    ------------
Net asset value, end of period                      $      15.11    $      13.80    $      12.68    $       8.61    $      11.34
                                                    ============    ============    ============    ============    ============
TOTAL RETURN+                                              12.07%          10.40%          48.65%         (22.98)%          3.73%

RATIOS TO AVERAGE NET ASSETS(1):
Expenses                                                    1.22%           1.17%           1.20%           1.19%           1.16%
Net investment income                                       1.45%           1.39%           1.21%           1.67%           1.38%

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands             $    871,393    $     34,451    $     26,792    $     14,421    $     20,392
Portfolio turnover rate                                       21%             19%             79%             36%              8%

----------
++ THE PER SHARE AMOUNTS WERE COMPUTED USING AN AVERAGE NUMBER OF SHARES OUTSTANDING DURING THE PERIOD.
+ DOES NOT REFLECT THE DEDUCTION OF SALES CHARGE. CALCULATED BASED ON THE NET ASSET VALUE AS OF THE LAST BUSINESS DAY OF THE PERIOD.
(1) REFLECTS OVERALL FUND RATIOS FOR INVESTMENT INCOME AND NON-CLASS SPECIFIC EXPENSES.

                        SEE NOTES TO FINANCIAL STATEMENTS

                                                                            FOR THE YEAR ENDED MARCH 31
                                                    ----------------------------------------------------------------------------
                                                        2006            2005            2004            2003            2002
                                                    ------------    ------------    ------------    ------------    ------------
CLASS B SHARES

SELECTED PER SHARE DATA:
Net asset value, beginning of period                $      13.79    $      12.62    $       8.63    $      11.34    $      11.12
                                                    ------------    ------------    ------------    ------------    ------------
Income (loss) from investment operations:
  Net investment income++                                   0.22            0.11            0.05            0.09            0.07
  Net realized and unrealized gain (loss)                   1.44            1.13            4.02           (2.74)           0.23
                                                    ------------    ------------    ------------    ------------    ------------
Total income (loss) from investment operations              1.66            1.24            4.07           (2.65)           0.30
                                                    ------------    ------------    ------------    ------------    ------------
Less dividends from net investment income                  (0.16)          (0.07)          (0.08)          (0.06)          (0.08)
                                                    ------------    ------------    ------------    ------------    ------------
Net asset value, end of period                      $      15.29    $      13.79    $      12.62    $       8.63    $      11.34
                                                    ============    ============    ============    ============    ============
TOTAL RETURN+                                              12.10%           9.82%          47.58%         (23.58)%          2.73%

RATIOS TO AVERAGE NET ASSETS(1):
Expenses                                                    1.19%           1.71%           1.96%           1.97%           1.93%
Net investment income                                       1.48%           0.85%           0.45%           0.89%           0.61%

SUPPLEMENTAL DATA:
Net assets, end of period, in millions              $        204    $      1,141    $      1,235    $        998    $      1,649
Portfolio turnover rate                                       21%             19%             79%             36%              8%

----------
++ THE PER SHARE AMOUNTS WERE COMPUTED USING AN AVERAGE NUMBER OF SHARES OUTSTANDING DURING THE PERIOD.
+ DOES NOT REFLECT THE DEDUCTION OF SALES CHARGE. CALCULATED BASED ON THE NET ASSET VALUE AS OF THE LAST BUSINESS DAY OF THE PERIOD.
(1) REFLECTS OVERALL FUND RATIOS FOR INVESTMENT INCOME AND NON-CLASS SPECIFIC EXPENSES.

                        SEE NOTES TO FINANCIAL STATEMENTS

                                                                        FOR THE YEAR ENDED MARCH 31
                                                    ----------------------------------------------------------------------------
                                                        2006            2005            2004            2003             2002
                                                    ------------    ------------    ------------    ------------    ------------
CLASS C SHARES

SELECTED PER SHARE DATA:
Net asset value, beginning of period                $      13.66    $      12.54    $       8.58    $      11.29    $      11.08
                                                    ------------    ------------    ------------    ------------    ------------

Income (loss) from investment operations:
  Net investment income++                                   0.10            0.09            0.05            0.09            0.07
  Net realized and unrealized gain (loss)                   1.42            1.12            4.00           (2.73)           0.23
                                                    ------------    ------------    ------------    ------------    ------------
Total income (loss) from investment operations              1.52            1.21            4.05           (2.64)           0.30
                                                    ------------    ------------    ------------    ------------    ------------

Less dividends from net investment income                  (0.14)          (0.09)          (0.09)          (0.07)          (0.09)
                                                    ------------    ------------    ------------    ------------    ------------

Net asset value, end of period                      $      15.04    $      13.66    $      12.54    $       8.58    $      11.29
                                                    ============    ============    ============    ============    ============

TOTAL RETURN+                                              11.25%           9.61%          47.54%         (23.61)%          2.76%

RATIOS TO AVERAGE NET ASSETS(1):
Expenses                                                    1.93%           1.88%           1.96%           1.97%           1.93%
Net investment income                                       0.74%           0.68%           0.45%           0.89%           0.61%

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands             $     18,644    $     18,674    $     16,336    $     10,096    $     12,784
Portfolio turnover rate                                       21%             19%             79%             36%              8%

----------
++ THE PER SHARE AMOUNTS WERE COMPUTED USING AN AVERAGE NUMBER OF SHARES OUTSTANDING DURING THE PERIOD.
 + DOES NOT REFLECT THE DEDUCTION OF SALES CHARGE. CALCULATED BASED ON THE NET ASSET VALUE AS OF THE LAST BUSINESS DAY OF THE PERIOD.
(1) REFLECTS OVERALL FUND RATIOS FOR INVESTMENT INCOME AND NON-CLASS SPECIFIC EXPENSES.

                        SEE NOTES TO FINANCIAL STATEMENTS

                                                                        FOR THE YEAR ENDED MARCH 31
                                                    ----------------------------------------------------------------------------
                                                        2006            2005            2004            2003             2002
                                                    ------------    ------------    ------------    ------------    ------------
CLASS D SHARES

SELECTED PER SHARE DATA:
Net asset value, beginning of period                $      13.83    $      12.69    $       8.61    $      11.33    $      11.12
                                                    ------------    ------------    ------------    ------------    ------------
Income (loss) from investment operations:
  Net investment income++                                   0.24            0.21            0.15            0.17            0.15
  Net realized and unrealized gain (loss)                   1.43            1.13            4.04           (2.72)           0.27
                                                    ------------    ------------    ------------    ------------    ------------
Total income (loss) from investment operations              1.67            1.34            4.19           (2.55)           0.42
                                                    ------------    ------------    ------------    ------------    ------------

Less dividends from net investment income                  (0.36)          (0.20)          (0.11)          (0.17)          (0.21)
                                                    ------------    ------------    ------------    ------------    ------------

Net asset value, end of period                      $      15.14    $      13.83    $      12.69    $       8.61    $      11.33
                                                    ============    ============    ============    ============    ============

TOTAL RETURN+                                              12.33%          10.61%          49.09%         (22.80)%          3.79%

RATIOS TO AVERAGE NET ASSETS(1):
Expenses                                                    0.97%           0.94%           0.96%           0.97%           0.93%
Net investment income                                       1.70%           1.62%           1.45%           1.89%           1.61%

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands             $    290,318    $    290,038    $    234,691    $    111,664    $     85,970

Portfolio turnover rate                                       21%             19%             79%             36%              8%

----------
++ THE PER SHARE AMOUNTS WERE COMPUTED USING AN AVERAGE NUMBER OF SHARES OUTSTANDING DURING THE PERIOD.
 + CALCULATED BASED ON THE NET ASSET VALUE AS OF THE LAST BUSINESS DAY OF THE PERIOD.
(1) REFLECTS OVERALL FUND RATIOS FOR INVESTMENT INCOME AND NON-CLASS SPECIFIC EXPENSES.

                        SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY GLOBAL DIVIDEND GROWTH SECURITIES
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

TO THE SHAREHOLDERS AND BOARD OF TRUSTEES OF
MORGAN STANLEY GLOBAL DIVIDEND GROWTH SECURITIES:

We have audited the accompanying statement of assets and liabilities of Morgan Stanley Global Dividend Growth Securities (the "Fund"), including the portfolio of investments, as of March 31, 2006, and the related statements of operations for the year then ended and changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of March 31, 2006, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Morgan Stanley Global Dividend Growth Securities as of March 31, 2006, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.


Deloitte & Touche LLP
NEW YORK, NEW YORK
MAY 19, 2006

MORGAN STANLEY GLOBAL DIVIDEND GROWTH SECURITIES
TRUSTEE AND OFFICER INFORMATION

INDEPENDENT TRUSTEES:

                                                                                               NUMBER OF
                                                                                              PORTFOLIOS
                                           TERM OF                                              IN FUND
                           POSITION(S)   OFFICE AND                                             COMPLEX
NAME, AGE AND ADDRESS OF    HELD WITH     LENGTH OF   PRINCIPAL OCCUPATION(S) DURING PAST 5    OVERSEEN       OTHER DIRECTORSHIPS
   INDEPENDENT TRUSTEE     REGISTRANT   TIME SERVED*                  YEARS**                BY TRUSTEE***     HELD BY TRUSTEE
-------------------------- ----------- -------------- -------------------------------------- ------------- ------------------------
Michael Bozic (65)         Trustee     Since          Private Investor; Director or Trustee  197           Director of various
c/o Kramer Levin                       April 1994     of the Retail Funds (since April 1994)               business organizations.
Naftalis & Frankel LLP                                and the Institutional Funds (since
Counsel to the                                        July 2003); formerly Vice Chairman of
Independent Trustees                                  Kmart Corporation (December
1177 Avenue of the                                    1998-October 2000), Chairman and Chief
Americas                                              Executive Officer of Levitz Furniture
New York, NY 10036                                    Corporation (November 1995-November
                                                      1998) and President and Chief
                                                      Executive Officer of Hills Department
                                                      Stores (May 1991-July 1995); formerly
                                                      variously Chairman, Chief Executive
                                                      Officer, President and Chief Operating
                                                      Officer (1987-1991) of the Sears
                                                      Merchandise Group of Sears, Roebuck &
                                                      Co.

Edwin J. Garn (73)         Trustee     Since          Consultant; Director or Trustee of the 197           Director of Franklin
1031 N. Chartwell Court                January 1993   Retail Funds (since January 1993) and                Covey (time
Salt Lake City, UT 84103                              the Institutional Funds (since July                  management systems),
                                                      2003); member of the Utah Regional                   BMW Bank of North
                                                      Advisory Board of Pacific Corp.                      America, Inc.
                                                      (utility company); formerly Managing                 (industrial loan
                                                      Director of Summit Ventures LLC                      corporation), Escrow
                                                      (2000-2004) (lobbying and consulting                 Bank USA (industrial
                                                      firm); United States Senator (R-Utah)                loan corporation),
                                                      (1974-1992) and Chairman, Senate                     United Space
                                                      Banking Committee (1980-1986), Mayor                 Alliance (joint
                                                      of Salt Lake City, Utah (1971-1974),                 venture between
                                                      Astronaut, Space Shuttle Discovery                   Lockheed Martin and
                                                      (April 12-19, 1985), and Vice                        the Boeing Company)
                                                      Chairman, Huntsman Corporation                       and Nuskin Asia
                                                      (chemical company).                                  Pacific (multilevel
                                                                                                           marketing); member
                                                                                                           of the board of
                                                                                                           various civic and
                                                                                                           charitable
                                                                                                           organizations.

Wayne E. Hedien (72)       Trustee     Since          Retired; Director or Trustee of the    197           Director of The PMI
c/o Kramer Levin                       September 1997 Retail Funds (since September 1997)                  Group Inc. (private
Naftalis & Frankel LLP                                and the Institutional Funds (since                   mortgage insurance);
Counsel to the                                        July 2003); formerly associated with                 Trustee and Vice
Independent Trustees                                  the Allstate Companies (1966-1994),                  Chairman of The
1177 Avenue of the                                    most recently as Chairman of The                     Field Museum of
Americas                                              Allstate Corporation (March                          Natural History;
New York, NY 10036                                    1993-December 1994) and Chairman and                 director of various
                                                      Chief Executive Officer of its                       other business and
                                                      wholly-owned subsidiary, Allstate                    charitable
                                                      Insurance Company (July 1989-December                organizations.
                                                      1994).

                                                                                               NUMBER OF
                                                                                              PORTFOLIOS
                                           TERM OF                                              IN FUND
                           POSITION(S)   OFFICE AND                                             COMPLEX
NAME, AGE AND ADDRESS OF    HELD WITH     LENGTH OF   PRINCIPAL OCCUPATION(S) DURING PAST 5    OVERSEEN       OTHER DIRECTORSHIPS
   INDEPENDENT TRUSTEE     REGISTRANT   TIME SERVED*                  YEARS**                BY TRUSTEE***     HELD BY TRUSTEE
-------------------------- ----------- -------------- -------------------------------------- ------------- ------------------------
Dr. Manuel H. Johnson (57) Trustee     Since          Senior Partner, Johnson Smick          197           Director of NVR, Inc.
c/o Johnson Smick Group,               July 1991      International, Inc., a consulting                    (home construction);
Inc.                                                  firm; Chairman of the Audit Committee                Director of KFX Energy;
888 16th Street, NW                                   and Director or Trustee of the Retail                Director of RBS
Suite 740                                             Funds (since July 1991) and the                      Greenwich Capital
Washington, D.C. 20006                                Institutional Funds (since July 2003);               Holdings (financial
                                                      Co-Chairman and a founder of the Group               holding company).
                                                      of Seven Council (G7C), an
                                                      international economic commission;
                                                      formerly Vice Chairman of the Board of
                                                      Governors of the Federal Reserve
                                                      System and Assistant Secretary of the
                                                      U.S. Treasury.

Joseph J. Kearns (63)      Trustee     Since          President, Kearns & Associates LLC     198           Director of Electro
c/o Kearns &                           July 2003      (investment consulting); Deputy                      Rent Corporation
Associates LLC                                        Chairman of the Audit Committee and                  (equipment leasing),
PMB754                                                Director or Trustee of the Retail                    The Ford Family
23852 Pacific Coast                                   Funds (since July 2003) and the                      Foundation, and the
Highway                                               Institutional Funds (since August                    UCLA Foundation.
Malibu, CA 90265                                      1994); previously Chairman of the
                                                      Audit Committee of the Institutional
                                                      Funds (October 2001-July 2003);
                                                      formerly CFO of the J. Paul Getty
                                                      Trust.


Michael E. Nugent (69)     Trustee     Since          General Partner of Triumph Capital,    197           None.
c/o Triumph Capital, L.P.              July 1991      L.P., a private investment
445 Park Avenue                                       partnership; Chairman of the Insurance
New York, NY 10022                                    Committee and Director or Trustee of
                                                      the Retail Funds (since July 1991) and
                                                      the Institutional Funds (since July
                                                      2001); formerly Vice President,
                                                      Bankers Trust Company and BT Capital
                                                      Corporation (1984-1988).

Fergus Reid (73)           Trustee     Since          Chairman of Lumelite Plastics          198           Trustee and
c/o Lumelite Plastics                  July 2003      Corporation; Chairman of the                         Director of
Corporation                                           Governance Committee and Director or                 certain investment
85 Charles Colman Blvd.                               Trustee of the Retail Funds (since                   companies in the
Pawling, NY 12564                                     July 2003) and the Institutional Funds               JPMorgan Funds
                                                      (since June 1992).                                   complex managed by
                                                                                                           J.P. Morgan
                                                                                                           Investment
                                                                                                           Management Inc.

INTERESTED  TRUSTEE

                                                                                               NUMBER OF
                                                                                              PORTFOLIOS
                                           TERM OF                                              IN FUND
                           POSITION(S)   OFFICE AND                                             COMPLEX
NAME, AGE AND ADDRESS OF    HELD WITH     LENGTH OF   PRINCIPAL OCCUPATION(S) DURING PAST 5    OVERSEEN       OTHER DIRECTORSHIPS
   INTERESTED  TRUSTEE     REGISTRANT   TIME SERVED*                  YEARS**                BY TRUSTEE***     HELD BY TRUSTEE
-------------------------- ----------- -------------- -------------------------------------- ------------- ------------------------
Charles A. Fiumefreddo(72) Chairman of Since          Chairman and Director or Trustee of    197           None.
c/o Morgan Stanley Trust   the Board   July 1991      the Retail Funds (since July 1991)
Harborside Financial       and Trustee                and the Institutional Funds (since
Center,                                               July 2003); formerly Chief Executive
Plaza Two,                                            Officer of the Retail Funds (until
Jersey City, NJ 07311                                 September 2002).

James F. Higgins (58)
c/o Morgan Stanley         Trustee     Since          Director or Trustee of the Retail      197           Director of AXA
Trust                                  June 2000      Funds (since June 2000) and the                      Financial, Inc.
Harborside Financial                                  Institutional Funds (since July                      and The Equitable
Center,                                               2003); Senior Advisor of Morgan                      Life Assurance Society
Plaza Two,                                            Stanley; Director of Dean Witter                     of the United States
Jersey City, NJ 07311                                 Realty Inc.                                          (financial services).

----------
  * THIS IS THE EARLIEST DATE THE TRUSTEE BEGAN SERVING THE FUNDS ADVISED BY MORGAN STANLEY INVESTMENT ADVISORS INC. (THE "INVESTMENT ADVISER") (THE "RETAIL FUNDS").
 ** THE DATES REFERENCED BELOW INDICATING COMMENCEMENT OF SERVICES AS DIRECTOR/TRUSTEE FOR THE RETAIL FUNDS AND THE FUNDS ADVISED BY MORGAN STANLEY INVESTMENT MANAGEMENT INC. AND MORGAN STANLEY AIP GP LP (THE "INSTITUTIONAL FUNDS") REFLECT THE EARLIEST DATE THE DIRECTOR/TRUSTEE BEGAN SERVING THE RETAIL OR INSTITUTIONAL FUNDS, AS APPLICABLE.
*** THE FUND COMPLEX INCLUDES ALL OPEN-END AND CLOSED-END FUNDS (INCLUDING ALL OF THEIR PORTFOLIOS) ADVISED BY THE INVESTMENT ADVISER AND ANY FUNDS THAT HAVE AN INVESTMENT ADVISER THAT IS AN AFFILIATED PERSON OF THE INVESTMENT ADVISER (INCLUDING, BUT NOT LIMITED TO, MORGAN STANLEY INVESTMENT MANAGEMENT INC.).

OFFICERS:

                                                       TERM OF
                                     POSITION(S)     OFFICE AND
    NAME, AGE AND ADDRESS OF          HELD WITH      LENGTH OF
        EXECUTIVE OFFICER            REGISTRANT     TIME SERVED*             PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS**
--------------------------------  ---------------  ---------------  ------------------------------------------------------------
Ronald E. Robison (67)            President and    Since May 2003   President (since September 2005) and Principal Executive
1221 Avenue of the Americas       Principal                         Officer (since May 2003) of funds in the Fund Complex;
New York, NY 10020                Executive                         President (since September 2005) and Principal Executive
                                  Officer                           Officer (since May 2003) of the Van Kampen Funds; Managing
                                                                    Director, Director and/or Officer of the Investment
                                                                    Adviser and various entities affiliated with the
                                                                    Investment Adviser; Director of Morgan Stanley SICAV
                                                                    (since May 2004). Formerly, Executive Vice President (July
                                                                    2003 to September 2005) of funds in the Fund Complex and
                                                                    the Van Kampen Funds; President and Director of the
                                                                    Institutional Funds (March 2001 to July 2003); Chief
                                                                    Global Operating Officer of Morgan Stanley Investment
                                                                    Management Inc.; Chief Administrative Officer of Morgan
                                                                    Stanley Investment Advisors Inc.; Chief Administrative
                                                                    Officer of Morgan Stanley Services Company Inc.

J. David Germany (51)             Vice President   Since            Managing Director and (since December 2005) Chief
25 Cabot Square, Canary Wharf,                     February 2006    Investment Officer - Global Fixed Income of Morgan Stanley
London, United Kingdom                                              Investment Management; Managing Director and Director of
E144QA                                                              Morgan Stanley Investment Management Ltd.; Vice President
                                                                    (since February 2006) of the Retail and Institutional
                                                                    Funds.

Dennis F. Shea (52)               Vice President   Since February   Managing Director and (since February 2006) Chief
1221 Avenue of the Americas New                    2006             Investment Officer - Global Equity of Morgan Stanley
York, NY 10020                                                      Investment Management; Vice President (since February
                                                                    2006) of the Retail and Institutional Funds. Formerly,
                                                                    Managing Director and Director of Global Equity Research
                                                                    at Morgan Stanley.

Barry Fink (51)                   Vice President   Since            Managing Director and General Counsel of Morgan Stanley
1221 Avenue of the Americas                        February 1997    Investment Management; Managing Director of the Investment
New York, NY 10020                                                  Adviser and various entities affiliated with the
                                                                    Investment Adviser; Vice President of the Retail Funds and
                                                                    (since July 2003) the Institutional Funds. Formerly,
                                                                    Secretary, General Counsel and/or Director of the
                                                                    Investment Adviser and various entities affiliated with
                                                                    the Investment Adviser; Secretary and General Counsel of
                                                                    the Retail Funds.

Amy R. Doberman (44)              Vice President   Since July 2004  Managing Director and General Counsel, U.S. Investment
1221 Avenue of the Americas                                         Management of Morgan Stanley Investment Management (since
New York, NY 10020                                                  July 2004); Vice President of the Retail Funds and the
                                                                    Institutional Funds (since July 2004); Vice President of
                                                                    the Van Kampen Funds (since August 2004); Secretary (since
                                                                    February 2006) and Managing Director (since July 2004) of
                                                                    the Investment Adviser and various entities affiliated
                                                                    with the Investment Adviser. Formerly, Managing Director
                                                                    and General Counsel - Americas, UBS Global Asset
                                                                    Management (July 2000 to July 2004).

Carsten Otto (42)                 Chief            Since October    Managing Director and U.S. Director of Compliance for
1221 Avenue of the Americas       Compliance       2004             Morgan Stanley Investment Management (since October 2004);
New York, NY 10020                Officer                           Managing Director and Chief Compliance Officer of Morgan
                                                                    Stanley Investment Management. Formerly, Assistant
                                                                    Secretary and Assistant General Counsel of the Retail
                                                                    Funds.

Stefanie V. Chang Yu (39)         Vice President   Since July 2003  Executive Director of the Investment Adviser and various
1221 Avenue of the Americas                                         entities affiliated with the Investment Adviser; Vice
New York, NY 10020                                                  President of the Retail Funds (since July 2002) and the
                                                                    Institutional Funds (since December 1997). Formerly,
                                                                    Secretary of various entities affiliated with the
                                                                    Investment Adviser.

                                                       TERM OF
                                     POSITION(S)     OFFICE AND
    NAME, AGE AND ADDRESS OF          HELD WITH      LENGTH OF
        EXECUTIVE OFFICER            REGISTRANT     TIME SERVED*             PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS**
--------------------------------  ---------------  ---------------  ------------------------------------------------------------
Francis J. Smith (40)             Treasurer and    Treasurer        Executive Director of the Investment Adviser and various
c/o Morgan Stanley Trust          Chief Financial  (since July      entities affiliated with the Investment Adviser; Treasurer
Harborside Financial Center,      Officer          2003) and        and Chief Financial Officer of the Retail Funds (since
Plaza Two,                                         Chief            July 2003). Formerly, Vice President of the Retail Funds
Jersey City, NJ 07311                              Financial        (September 2002 to July 2003).
                                                   Officer
                                                   (since
                                                   September
                                                   2002)

Thomas F. Caloia (60)             Vice President   Since July 2003  Executive Director of the Investment Adviser and various
c/o Morgan Stanley Trust                                            entities affiliated with the Investment Adviser; Vice
Harborside Financial Center,                                        President of the Retail Funds. Formerly, Treasurer of the
Plaza Two,                                                          Retail Funds (April 1989-July 2003).
Jersey City, NJ 07311

Mary E. Mullin (39)               Secretary        Since July 2003  Executive Director of the Investment Adviser and various
1221 Avenue of the Americas                                         entities affiliated with the Investment Adviser; Secretary
New York, NY 10020                                                  of the Retail Funds (since July 2003) and the
                                                                    Institutional Funds (since June 1999).

----------
 * THIS IS THE EARLIEST DATE THE OFFICER BEGAN SERVING THE RETAIL FUNDS. EACH OFFICER SERVES AN INDEFINITE TERM, UNTIL HIS OR HER SUCCESSOR IS ELECTED.
 ** THE DATES REFERENCED BELOW INDICATING COMMENCEMENT OF SERVICE AS AN OFFICER FOR THE RETAIL AND INSTITUTIONAL FUNDS REFLECT THE EARLIEST DATE THE OFFICER BEGAN SERVING THE RETAIL OR INSTITUTIONAL FUNDS, AS APPLICABLE.

                       2006 FEDERAL TAX NOTICE (UNAUDITED)

During the fiscal year ended March 31, 2006, 71.92% of the ordinary dividends paid by the Fund qualified for the dividends received deduction available to corporations. Additionally, please note that 100% of the Fund's ordinary dividends paid during the fiscal year ended March 31, 2006 qualified for the lower income tax rate available to individuals under the Jobs and Growth Tax Relief Reconciliation Act of 2003.

                 (This page has been left blank intentionally.)

TRUSTEES
Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
Wayne E. Hedien
James F. Higgins
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael E. Nugent
Fergus Reid

OFFICERS
Charles A. Fiumefreddo
CHAIRMAN OF THE BOARD

Ronald E. Robison
PRESIDENT AND PRINCIPAL EXECUTIVE OFFICER

J. David Germany
VICE PRESIDENT

Dennis F. Shea
VICE PRESIDENT

Barry Fink
VICE PRESIDENT

Amy R. Doberman
VICE PRESIDENT

Carsten Otto
CHIEF COMPLIANCE OFFICER

Stefanie V. Chang Yu
VICE PRESIDENT

Francis J. Smith
TREASURER AND CHIEF FINANCIAL OFFICER

Thomas F. Caloia
VICE PRESIDENT

Mary E. Mullin
SECRETARY

TRANSFER AGENT
Morgan Stanley Trust
Harborside Financial Center, Plaza Two
Jersey City, New Jersey 07311

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281

INVESTMENT ADVISER
Morgan Stanley Investment Advisors Inc.
1221 Avenue of the Americas
New York, New York 10020

SUB-ADVISER
Morgan Stanley Investment Management Limited
25 Cabot Square, Canary Wharf
London, United Kingdom E14 4QA

This report is submitted for the general information of the shareholders of the Fund. For more detailed information about the Fund, its fees and expenses and other pertinent information, please read its Prospectus. The Fund's Statement of Additional Information contains additional information about the Fund, including its trustees. It is available, without charge, by calling (800) 869-NEWS.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus. Read the Prospectus carefully before investing.

Investments and services offered through Morgan Stanley DW Inc., member SIPC. Morgan Stanley Distributors Inc., member NASD.

(C) 2006 Morgan Stanley

[MORGAN STANLEY LOGO]

38571RPT-RA06-00390P-Y03/06

[GRAPHIC]                                                   MORGAN STANLEY FUNDS

                                                                  MORGAN STANLEY
                                                                 GLOBAL DIVIDEND
                                                               GROWTH SECURITIES

                                                                   ANNUAL REPORT
                                                                  MARCH 31, 2006

[MORGAN STANLEY LOGO]

Item 2. Code of Ethics.

(a) The Fund has adopted a code of ethics (the "Code of Ethics") that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the Fund or a third party.

(b)  No information need be disclosed pursuant to this paragraph.

(c) The Fund has not amended its Code of Ethics during the period covered by the shareholder report presented in Item 1.

(d)  Not applicable.

(e)  Not applicable.

(f)

     (1)  The Fund's Code of Ethics is attached hereto as Exhibit 12 A.

     (2)  Not applicable.

     (3)  Not applicable.

Item 3. Audit Committee Financial Expert.

The Fund's Board of Trustees has determined that it has two "audit committee financial experts" serving on its audit committee, each of whom are "independent" Trustees: Dr. Manuel H. Johnson and Joseph J. Kearns. Under applicable securities laws, a person who is determined to be an audit committee financial expert will not be deemed an "expert" for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities that are greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and Board of Trustees in the absence of such designation or identification.

Item 4. Principal Accountant Fees and Services.

(a)(b)(c)(d) and (g).  Based on fees billed for the periods shown:

          2006

                                                        REGISTRANT            COVERED ENTITIES(1)
            AUDIT FEES                                  $   40,973                            N/A

            NON-AUDIT FEES
                 AUDIT-RELATED FEES                     $      540(2)         $         5,190,300(2)
                 TAX FEES                               $    6,388(3)         $         2,044,491(4)
                 ALL OTHER FEES                         $        -            $                 -
            TOTAL NON-AUDIT FEES                        $    6,928            $         7,234,791

            TOTAL                                       $   47,901            $         7,234,791

          2005

                                                        REGISTRANT            COVERED ENTITIES(1)
            AUDIT FEES                                  $   39,028                            N/A

            NON-AUDIT FEES
                 AUDIT-RELATED FEES                     $      452(2)         $         3,215,745(2)
                 TAX FEES                               $    6,697(3)         $            24,000(4)
                 ALL OTHER FEES                         $        -            $                 -
            TOTAL NON-AUDIT FEES                        $    7,149            $         3,239,745

            TOTAL                                       $   46,177            $         3,239,745

          N/A- Not applicable, as not required by Item 4.

          (1) Covered Entities include the Adviser (excluding sub-advisors) and any entity controlling, controlled by or under common control with the Adviser that provides ongoing services to the Registrant.
          (2) Audit-Related Fees represent assurance and related services provided that are reasonably related to the performance of the audit of the financial statements of the Covered Entities' and funds advised by the Adviser or its affiliates, specifically data verification and agreed-upon procedures related to asset securitizations and agreed-upon procedures engagements.
          (3) Tax Fees represent tax compliance, tax planning and tax advice services provided in connection with the preparation and review of the Registrant's tax returns.
          (4) Tax Fees represent tax compliance, tax planning and tax advice services provided in connection with the review of Covered Entities' tax returns.
          (5) All other fees represent project management for future business applications and improving business and operational processes.

(e)(1) The audit committee's pre-approval policies and procedures are as follows:

                                                                      APPENDIX A

                                 AUDIT COMMITTEE
                          AUDIT AND NON-AUDIT SERVICES
                       PRE-APPROVAL POLICY AND PROCEDURES
                                     OF THE
                  MORGAN STANLEY RETAIL AND INSTITUTIONAL FUNDS

                     AS ADOPTED AND AMENDED JULY 23, 2004,(1)

 1.  STATEMENT OF PRINCIPLES

The Audit Committee of the Board is required to review and, in its sole discretion, pre-approve all Covered Services to be provided by the Independent Auditors to the Fund and Covered Entities in order to assure that services performed by the Independent Auditors do not impair the auditor's independence from the Fund.

The SEC has issued rules specifying the types of services that an independent auditor may not provide to its audit client, as well as the audit committee's administration of the engagement of the independent auditor. The SEC's rules establish two different approaches to pre-approving services, which the SEC considers to be equally valid. Proposed services either: may be pre-approved without consideration of specific case-by-case services by the Audit Committee ("GENERAL PRE-APPROVAL"); or require the specific pre-approval of the Audit Committee or its delegate ("SPECIFIC PRE-APPROVAL"). The Audit Committee believes that the combination of these two approaches in this Policy will result in an effective and efficient procedure to pre-approve services performed by the Independent Auditors. As set forth in this Policy, unless a type of service has received general pre-approval, it will require specific pre-approval by the Audit Committee (or by any member of the Audit Committee to which pre-approval authority has been delegated) if it is to be provided by the Independent Auditors. Any proposed services exceeding pre-approved cost levels or budgeted amounts will also require specific pre-approval by the Audit Committee.

The appendices to this Policy describe the Audit, Audit-related, Tax and All Other services that have the general pre-approval of the Audit Committee. The term of any general pre-approval is 12 months from the date of pre-approval, unless the Audit Committee considers and provides a different period and states otherwise. The Audit Committee will annually review and pre-approve the services that may be provided by the Independent Auditors without obtaining specific pre-approval from the Audit Committee. The Audit Committee will add to or subtract from the list of general pre-approved services from time to time, based on subsequent determinations.

----------
(1) This Audit Committee Audit and Non-Audit Services Pre-Approval Policy and Procedures (the "POLICY"), adopted as of the date above, supersedes and replaces all prior versions that may have been adopted from time to time.

The purpose of this Policy is to set forth the policy and procedures by which the Audit Committee intends to fulfill its responsibilities. It does not delegate the Audit Committee's responsibilities to pre-approve services performed by the Independent Auditors to management.

The Fund's Independent Auditors have reviewed this Policy and believes that implementation of the Policy will not adversely affect the Independent Auditors' independence.

 2.  DELEGATION

As provided in the Act and the SEC's rules, the Audit Committee may delegate either type of pre-approval authority to one or more of its members. The member to whom such authority is delegated must report, for informational purposes only, any pre-approval decisions to the Audit Committee at its next scheduled meeting.

 3.  AUDIT SERVICES

The annual Audit services engagement terms and fees are subject to the specific pre-approval of the Audit Committee. Audit services include the annual financial statement audit and other procedures required to be performed by the Independent Auditors to be able to form an opinion on the Fund's financial statements. These other procedures include information systems and procedural reviews and testing performed in order to understand and place reliance on the systems of internal control, and consultations relating to the audit. The Audit Committee will approve, if necessary, any changes in terms, conditions and fees resulting from changes in audit scope, Fund structure or other items.

In addition to the annual Audit services engagement approved by the Audit Committee, the Audit Committee may grant general pre-approval to other Audit services, which are those services that only the Independent Auditors reasonably can provide. Other Audit services may include statutory audits and services associated with SEC registration statements (on Forms N-1A, N-2, N-3, N-4, etc.), periodic reports and other documents filed with the SEC or other documents issued in connection with securities offerings.

The Audit Committee has pre-approved the Audit services in Appendix B.1. All other Audit services not listed in Appendix B.1 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

 4.  AUDIT-RELATED SERVICES

Audit-related services are assurance and related services that are reasonably related to the performance of the audit or review of the Fund's financial statements and, to the extent they are Covered Services, the Covered Entities or that are traditionally performed by the Independent Auditors. Because the Audit Committee believes that the provision of Audit-related services does not impair the independence of the auditor and is consistent with the SEC's rules on auditor independence, the Audit Committee may grant general pre-approval to Audit-related services. Audit-related services include, among others, accounting consultations related to accounting, financial reporting or disclosure matters not classified as "Audit services"; assistance with understanding and implementing new accounting and financial reporting guidance from rulemaking authorities; agreed-upon or expanded audit procedures related to accounting and/or billing records required to respond to or comply with financial, accounting or regulatory reporting matters; and assistance with internal control reporting requirements under Forms N-SAR and/or N-CSR.

The Audit Committee has pre-approved the Audit-related services in Appendix B.2. All other Audit-related services not listed in Appendix B.2 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

 5.  TAX SERVICES

The Audit Committee believes that the Independent Auditors can provide Tax services to the Fund and, to the extent they are Covered Services, the Covered Entities, such as tax compliance, tax planning and tax advice without impairing the auditor's independence, and the SEC has stated that the Independent Auditors may provide such services.

Pursuant to the preceding paragraph, the Audit Committee has pre-approved the Tax Services in Appendix B.3. All Tax services in Appendix B.3 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

 6.  ALL OTHER SERVICES

The Audit Committee believes, based on the SEC's rules prohibiting the Independent Auditors from providing specific non-audit services, that other types of non-audit services are permitted. Accordingly, the Audit Committee believes it may grant general pre-approval to those permissible non-audit services classified as All Other services that it believes are routine and recurring services, would not impair the independence of the auditor and are consistent with the SEC's rules on auditor independence.

The Audit Committee has pre-approved the All Other services in Appendix B.4. Permissible All Other services not listed in Appendix B.4 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

 7.  PRE-APPROVAL FEE LEVELS OR BUDGETED AMOUNTS

Pre-approval fee levels or budgeted amounts for all services to be provided by the Independent Auditors will be established annually by the Audit Committee. Any proposed services exceeding these levels or amounts will require specific pre-approval by the Audit Committee. The Audit Committee is mindful of the overall relationship of fees for audit and non-audit services in determining whether to pre-approve any such services.

 8.  PROCEDURES

All requests or applications for services to be provided by the Independent Auditors that do not require specific approval by the Audit Committee will be submitted to the Fund's Chief Financial Officer and must include a detailed description of the services to be

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rendered. The Fund's Chief Financial Officer will determine whether such services are included within the list of services that have received the general pre-approval of the Audit Committee. The Audit Committee will be informed on a timely basis of any such services rendered by the Independent Auditors. Requests or applications to provide services that require specific approval by the Audit Committee will be submitted to the Audit Committee by both the Independent Auditors and the Fund's Chief Financial Officer, and must include a joint statement as to whether, in their view, the request or application is consistent with the SEC's rules on auditor independence.

The Audit Committee has designated the Fund's Chief Financial Officer to monitor the performance of all services provided by the Independent Auditors and to determine whether such services are in compliance with this Policy. The Fund's Chief Financial Officer will report to the Audit Committee on a periodic basis on the results of its monitoring. Both the Fund's Chief Financial Officer and management will immediately report to the chairman of the Audit Committee any breach of this Policy that comes to the attention of the Fund's Chief Financial Officer or any member of management.

 9.  ADDITIONAL REQUIREMENTS

The Audit Committee has determined to take additional measures on an annual basis to meet its responsibility to oversee the work of the Independent Auditors and to assure the auditor's independence from the Fund, such as reviewing a formal written statement from the Independent Auditors delineating all relationships between the Independent Auditors and the Fund, consistent with Independence Standards Board No. 1, and discussing with the Independent Auditors its methods and procedures for ensuring independence.

 10. COVERED ENTITIES

Covered Entities include the Fund's investment adviser(s) and any entity controlling, controlled by or under common control with the Fund's investment adviser(s) that provides ongoing services to the Fund(s). Beginning with non-audit service contracts entered into on or after May 6, 2003, the Fund's audit committee must pre-approve non-audit services provided not only to the Fund but also to the Covered Entities if the engagements relate directly to the operations and financial reporting of the Fund. This list of Covered Entities would include:

     MORGAN STANLEY RETAIL FUNDS
     Morgan Stanley Investment Advisors Inc.
     Morgan Stanley & Co. Incorporated
     Morgan Stanley DW Inc.
     Morgan Stanley Investment Management Inc.
     Morgan Stanley Investment Management Limited
     Morgan Stanley Investment Management Private Limited
     Morgan Stanley Asset & Investment Trust Management Co., Limited Morgan Stanley Investment Management Company
     Van Kampen Asset Management
     Morgan Stanley Services Company, Inc.
     Morgan Stanley Distributors Inc.
     Morgan Stanley Trust FSB

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     MORGAN STANLEY INSTITUTIONAL FUNDS
     Morgan Stanley Investment Management Inc.
     Morgan Stanley Investment Advisors Inc.
     Morgan Stanley Investment Management Limited
     Morgan Stanley Investment Management Private Limited
     Morgan Stanley Asset & Investment Trust Management Co., Limited Morgan Stanley Investment Management Company
     Morgan Stanley & Co. Incorporated
     Morgan Stanley Distribution, Inc.
     Morgan Stanley AIP GP LP
     Morgan Stanley Alternative Investment Partners LP

(e)(2) Beginning with non-audit service contracts entered into on or after May 6, 2003, the audit committee also is required to pre-approve services to Covered Entities to the extent that the services are determined to have a direct impact on the operations or financial reporting of the Registrant. 100% of such services were pre-approved by the audit committee pursuant to the Audit Committee's pre-approval policies and procedures (attached hereto).

(f)  Not applicable.

(g)  See table above.

(h) The audit committee of the Board of Trustees has considered whether the provision of services other than audit services performed by the auditors to the Registrant and Covered Entities is compatible with maintaining the auditors' independence in performing audit services.

Item 5. Audit Committee of Listed Registrants.

(a) The Fund has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act whose members are:
Michael Bozic, Edwin J. Garn, Wayne E. Hedien, Manual H. Johnson, Joseph J. Kearns, Michael Nugent and Fergus Reid.

(b) Not applicable.

Item 6. Schedule of Investments

Refer to Item 1.

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Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End
Management Investment Companies.

Applicable only to reports filed by closed-end funds.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Applicable only to reports filed by closed-end funds.

Item 9. Closed-End Fund Repurchases

Applicable only to reports filed by closed-end funds.

Item 10. Submission of Matters to a Vote of Security Holders

Not applicable.

Item 11. Controls and Procedures

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Exhibits

(a) The Code of Ethics for Principal Executive and Senior Financial Officers is attached hereto.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto as part of EX-99.CERT.

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                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Global Dividend Growth Securities

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
May 18, 2006

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
May 18, 2006

/s/ Francis Smith
Francis Smith
Principal Financial Officer
May 18, 2006